Quarterly Holdings Report
for
Fidelity® SAI International Small Cap Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIS-NPRT1-0426
1.9903809.104
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 10.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Aussie Broadband Ltd	70,531	221,996
Superloop Ltd (b)	138,062	221,121
Tuas Ltd (b)	85,261	420,944
		864,061
Entertainment - 0.0%
EVT Ltd	25,621	223,906
Interactive Media & Services - 0.2%
SEEK Ltd	101,963	1,488,911
Media - 0.0%
Nine Entertainment Co Holdings Ltd	355,958	283,813
TOTAL COMMUNICATION SERVICES		2,860,691
Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Amotiv Ltd	35,873	209,584
ARB Corp Ltd	22,422	402,986
PWR Holdings Ltd (e)	25,522	165,459
		778,029
Broadline Retail - 0.1%
Harvey Norman Holdings Ltd	159,102	717,924
Myer Holdings Ltd (b)	358,605	108,625
		826,549
Distributors - 0.0%
Bapcor Ltd	86,484	128,878
Supply Network Ltd	5,735	147,602
		276,480
Diversified Consumer Services - 0.0%
IDP Education Ltd	78,849	346,460
Hotels, Restaurants & Leisure - 0.2%
Collins Foods Ltd	31,813	236,594
Corporate Travel Management Ltd (g)	34,506	386,134
Domino's Pizza Enterprises Ltd (e)	20,041	318,884
Flight Centre Travel Group Ltd (e)	48,444	546,490
Guzman y Gomez Ltd (e)	14,593	225,390
Tabcorp Holdings Ltd	648,531	399,670
WEB Travel Group Ltd (b)	96,874	311,657
		2,424,819
Household Durables - 0.1%
Breville Group Ltd (e)	28,806	645,902
Specialty Retail - 0.5%
Accent Group Ltd	117,263	75,532
Eagers Automotive Ltd	49,603	926,736
JB Hi-Fi Ltd	31,152	1,760,363
Lovisa Holdings Ltd	18,749	404,601
Nick Scali Ltd	22,060	377,278
Premier Investments Ltd	27,279	254,353
Super Retail Group Ltd	44,781	458,394
Temple & Webster Group Ltd (b)	25,398	213,115
		4,470,372
TOTAL CONSUMER DISCRETIONARY		9,768,611
Consumer Staples - 0.4%
Beverages - 0.1%
Treasury Wine Estates Ltd (e)	230,825	861,540
Consumer Staples Distribution & Retail - 0.2%
Endeavour Group Ltd/Australia (e)	435,646	1,122,440
GrainCorp Ltd Class A	62,991	315,819
Metcash Ltd	311,626	720,443
		2,158,702
Food Products - 0.1%
Bega Cheese Ltd	77,174	328,352
Elders Ltd	55,172	283,148
Inghams Group Ltd	103,507	180,192
		791,692
TOTAL CONSUMER STAPLES		3,811,934
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Ampol Ltd	67,908	1,363,778
Beach Energy Ltd (e)	427,719	366,346
Boss Energy Ltd (b)(e)	120,368	163,446
Deep Yellow Ltd (b)	266,344	526,731
New Hope Corp Ltd	143,767	451,506
Paladin Energy Ltd (b)	124,810	1,202,854
Viva Energy Group Ltd (c)(d)	327,909	411,011
Whitehaven Coal Ltd	225,169	1,384,513
Yancoal Australia Ltd	112,255	451,815
TOTAL ENERGY		6,322,000
Financials - 1.3%
Banks - 0.2%
Bank of Queensland Ltd	187,886	888,366
Bendigo & Adelaide Bank Ltd	162,247	1,239,398
Judo Capital Holdings Ltd (b)	285,951	361,406
		2,489,170
Capital Markets - 0.5%
HMC Capital Ltd	83,667	244,698
HUB24 Ltd	23,393	1,653,244
Insignia Financial Ltd (b)	152,210	492,860
L1 Group Ltd	215,958	184,970
MA Financial Group Ltd	33,207	239,793
Magellan Financial Group Ltd	49,257	299,440
Magellan Financial Group Ltd warrants 4/16/2027 (b)	5,527	77
Netwealth Group Ltd	34,824	593,633
Perpetual Ltd	32,518	410,081
Pinnacle Investment Management Group Ltd	48,408	572,377
		4,691,173
Consumer Finance - 0.1%
Credit Corp Group Ltd	19,065	187,987
Zip Co Ltd (b)	368,919	680,776
		868,763
Financial Services - 0.2%
AMP Ltd	690,329	814,804
Challenger Ltd	147,167	943,839
Helia Group Ltd	73,487	298,848
		2,057,491
Insurance - 0.3%
AUB Group Ltd	34,351	722,633
Generation Development Group Ltd (e)	91,841	344,070
nib holdings Ltd/Australia	138,221	647,764
Steadfast Group Ltd	302,136	1,100,352
		2,814,819
TOTAL FINANCIALS		12,921,416
Health Care - 0.5%
Biotechnology - 0.1%
Mesoblast Ltd (b)	258,942	456,195
Telix Pharmaceuticals Ltd (b)(e)	77,724	567,101
		1,023,296
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	41,476	942,702
Nanosonics Ltd (b)	72,343	195,459
PolyNovo Ltd (b)(e)	175,465	124,018
		1,262,179
Health Care Providers & Services - 0.2%
EBOS Group Ltd (e)	55,635	861,229
Ramsay Health Care Ltd	56,066	1,419,551
Regis Healthcare Ltd	55,706	260,287
		2,541,067
Pharmaceuticals - 0.1%
Clarity Pharmaceuticals Ltd (b)	79,013	168,914
Neuren Pharmaceuticals Ltd (b)	32,226	374,533
		543,447
TOTAL HEALTH CARE		5,369,989
Industrials - 1.5%
Aerospace & Defense - 0.1%
Austal Ltd (b)	77,870	378,489
DroneShield Ltd (b)(d)	235,910	545,396
		923,885
Commercial Services & Supplies - 0.2%
Cleanaway Waste Management Ltd	638,083	1,097,493
Downer EDI Ltd	189,700	1,063,386
Mader Group Ltd	13,915	79,552
		2,240,431
Construction & Engineering - 0.4%
Maas Group Holdings Ltd (e)	47,099	179,074
Monadelphous Group Ltd	27,117	588,014
NRW Holdings Ltd	125,610	455,711
Service Stream Ltd	167,682	266,225
SRG Global Ltd	164,997	346,985
Ventia Services Group Pty Ltd	236,696	952,678
Worley Ltd	139,490	1,302,566
		4,091,253
Ground Transportation - 0.1%
Aurizon Holdings Ltd	497,007	1,277,075
Kelsian Group Ltd	55,455	150,603
		1,427,678
Machinery - 0.0%
Silex Systems Ltd (b)	63,557	308,920
Passenger Airlines - 0.0%
Virgin Australia Holdings Ltd	77,822	169,619
Professional Services - 0.3%
ALS Ltd	144,733	2,483,338
IPH Ltd	70,592	183,846
McMillan Shakespeare Ltd	17,066	202,621
SmartGroup Corp Ltd	35,904	210,765
		3,080,570
Trading Companies & Distributors - 0.1%
Redox Ltd/Australia	59,562	130,649
Reece Ltd (e)	65,024	670,136
		800,785
Transportation Infrastructure - 0.3%
Atlas Arteria Ltd unit	287,074	993,523
Qube Holdings Ltd	480,029	1,594,459
		2,587,982
TOTAL INDUSTRIALS		15,631,123
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Codan Ltd	30,957	820,025
Dicker Data Ltd	35,859	250,952
		1,070,977
IT Services - 0.3%
Data#3 Ltd	41,169	280,373
Macquarie Technology Group Ltd (b)	4,123	201,031
Megaport Ltd (b)	46,090	371,978
NEXTDC Ltd (b)(e)	183,385	1,700,967
		2,554,349
Software - 0.3%
Bravura Solutions Ltd	88,918	126,313
Catapult Sports Ltd (b)	65,080	158,615
Hansen Technologies Ltd	51,648	178,387
IRESS Ltd	52,862	300,373
Nuix Ltd (b)(e)	60,903	73,156
Objective Corp Ltd	9,760	103,305
SiteMinder Ltd (b)	67,716	239,543
Technology One Ltd	84,266	1,478,115
		2,657,807
TOTAL INFORMATION TECHNOLOGY		6,283,133
Materials - 3.3%
Chemicals - 0.4%
Alpha HPA Ltd (b)	255,318	129,787
Dyno Nobel Ltd	512,527	1,252,713
Nufarm Ltd (b)	99,607	163,693
Orica Ltd	133,032	2,382,619
		3,928,812
Containers & Packaging - 0.0%
Orora Ltd	356,614	509,073
Metals & Mining - 2.9%
Alkane Resources Ltd (b)	289,998	330,172
AVZ Minerals Ltd (b)(e)(g)	776,046	3
Bellevue Gold Ltd (b)	423,533	555,938
BlueScope Steel Ltd	125,150	2,635,362
Brazilian Rare Earths Ltd (b)	24,591	65,071
Capricorn Metals Ltd (b)	111,016	1,143,356
Catalyst Metals Ltd (b)	69,148	415,063
Deterra Royalties Ltd	119,888	353,137
Develop Global Ltd (b)	69,881	256,447
Emerald Resources NL (b)	151,957	788,324
Firefinch Ltd (g)	25,521	0
Genesis Minerals Ltd (b)	293,833	1,552,995
Greatland Resources Ltd	144,555	1,323,691
IGO Ltd (b)	195,625	1,133,379
Iluka Resources Ltd	123,844	462,240
Imdex Ltd	145,205	383,220
IperionX Ltd (b)(e)	85,525	437,732
Leo Lithium Ltd (g)	273,636	21,532
Liontown Ltd (b)(e)	550,437	711,016
Mineral Resources Ltd (b)	50,877	2,024,722
Ora Banda Mining Ltd (b)	357,395	318,556
Pantoro Gold Ltd (b)	95,336	337,911
Perenti Ltd	241,694	472,933
Perseus Mining Ltd	385,962	1,585,711
PLS Group Ltd (b)(e)	920,616	2,750,194
Predictive Discovery Ltd (b)	520,001	307,787
Ramelius Resources Ltd	550,043	1,807,866
Regis Resources Ltd	216,576	1,215,550
Resolute Mining Ltd (b)	605,634	573,557
Sandfire Resources Ltd (b)	131,211	1,813,670
Stanmore Resources Ltd	103,022	215,936
Vault Minerals Ltd (b)	299,273	1,225,385
Vulcan Energy Resources Ltd (b)(e)	107,834	301,863
Vulcan Steel Ltd	22,818	110,431
WA1 Resources Ltd (b)	14,692	174,742
Westgold Resources Ltd	270,404	1,385,857
		29,191,349
TOTAL MATERIALS		33,629,234
Real Estate - 1.4%
Diversified REITs - 0.7%
Centuria Capital Group unit	203,365	274,022
Charter Hall Group unit	128,361	2,056,730
Charter Hall Long Wale REIT unit	180,519	490,247
GPT Group/The unit	546,887	2,014,563
Growthpoint Properties Australia Ltd	74,896	119,432
Mirvac Group unit	1,127,337	1,570,042
		6,525,036
Industrial REITs - 0.0%
Centuria Industrial REIT	151,193	342,171
Dexus Industria REIT	72,911	129,975
		472,146
Office REITs - 0.2%
Abacus Group unit	128,426	103,291
Centuria Office REIT unit	108,362	80,363
Cromwell Property Group unit	446,539	127,488
Dexus unit	306,802	1,435,671
		1,746,813
Real Estate Management & Development - 0.1%
Gemlife Communities Group unit	54,002	189,150
Lendlease Group unit	177,752	599,084
PEXA Group Ltd (b)	38,385	367,796
		1,156,030
Residential REITs - 0.0%
Ingenia Communities Group unit	115,535	380,542
Retail REITs - 0.2%
BWP Property Group Ltd unit	164,631	428,757
Charter Hall Retail REIT	148,179	405,515
HomeCo Daily Needs REIT unit (d)	504,836	453,490
Region Group unit	327,960	527,546
Waypoint REIT Ltd unit	177,512	302,845
		2,118,153
Specialized REITs - 0.2%
Abacus Storage King unit	129,527	139,804
Arena REIT unit	113,545	280,688
Charter Hall Social Infrastructure REIT	94,939	192,382
DigiCo Infrastructure REIT	117,522	210,320
National Storage REIT unit	402,361	773,308
		1,596,502
TOTAL REAL ESTATE		13,995,222
Utilities - 0.0%
Multi-Utilities - 0.0%
AGL Energy Ltd	173,106	1,090,908
TOTAL AUSTRALIA		111,684,261
AUSTRIA - 1.4%
Financials - 0.6%
Banks - 0.5%
BAWAG Group AG (c)(d)	22,447	3,655,878
Insurance - 0.1%
UNIQA Insurance Group AG	35,391	656,108
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,942	859,918
		1,516,026
TOTAL FINANCIALS		5,171,904
Industrials - 0.3%
Aerospace & Defense - 0.0%
Frequentis AG	947	92,945
Air Freight & Logistics - 0.0%
Oesterreichische Post AG	9,632	376,200
Commercial Services & Supplies - 0.1%
DO & Co AG	2,199	514,018
Construction & Engineering - 0.0%
Porr Ag	5,635	232,779
Machinery - 0.2%
ANDRITZ AG	19,299	1,669,953
Palfinger AG	4,814	206,567
		1,876,520
TOTAL INDUSTRIALS		3,092,462
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
AT&S Austria Technologie & Systemtechnik AG (b)	7,275	328,552
IT Services - 0.0%
Kontron AG (e)	10,856	301,630
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (b)	28,202	293,676
TOTAL INFORMATION TECHNOLOGY		923,858
Materials - 0.4%
Chemicals - 0.0%
Lenzing AG (b)	5,411	163,555
Construction Materials - 0.1%
Wienerberger AG	31,324	1,035,924
Metals & Mining - 0.1%
voestalpine AG	30,621	1,451,864
Paper & Forest Products - 0.2%
Mondi PLC	126,222	1,475,058
TOTAL MATERIALS		4,126,401
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	8,647	257,474
CPI Europe AG (b)(e)	9,880	182,110
CPI Europe AG (b)(g)	25,803	0
S IMMO AG rights (b)(g)	11,010	0
TOTAL REAL ESTATE		439,584
Utilities - 0.0%
Electric Utilities - 0.0%
EVN AG	10,265	346,169
TOTAL AUSTRIA		14,100,378
BAILIWICK OF JERSEY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
JTC PLC (c)(d)	44,432	786,733
BELGIUM - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Proximus SADP	43,109	392,698
Entertainment - 0.0%
Kinepolis Group NV	3,907	123,883
TOTAL COMMUNICATION SERVICES		516,581
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Colruyt Group N.V	8,857	339,736
Personal Care Products - 0.0%
Ontex Group NV (b)(e)	17,367	100,871
TOTAL CONSUMER STAPLES		440,607
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CMB Tech NV (e)	36,552	473,996
Financials - 0.1%
Banks - 0.1%
KBC Ancora	10,972	1,009,240
Capital Markets - 0.0%
Gimv NV	6,780	366,070
TOTAL FINANCIALS		1,375,310
Health Care - 0.1%
Biotechnology - 0.0%
Galapagos NV (b)	9,384	317,491
Health Care Providers & Services - 0.1%
Fagron	18,900	496,229
TOTAL HEALTH CARE		813,720
Industrials - 0.3%
Building Products - 0.0%
Recticel SA (e)	12,658	153,342
Construction & Engineering - 0.3%
Ackermans & van Haaren NV	6,625	1,961,666
Deme Group NV	2,172	433,044
		2,394,710
Trading Companies & Distributors - 0.0%
Azelis Group NV	49,373	489,263
TOTAL INDUSTRIALS		3,037,315
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Barco NV	17,106	236,020
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV	5,787	437,301
X-Fab Silicon Foundries SE (b)(c)(d)	14,793	89,866
		527,167
TOTAL INFORMATION TECHNOLOGY		763,187
Materials - 0.3%
Chemicals - 0.3%
Solvay SA Class A	21,337	627,237
Tessenderlo Group SA	6,887	224,088
Umicore SA	56,515	1,346,500
		2,197,825
Metals & Mining - 0.0%
Bekaert SA	9,710	477,655
TOTAL MATERIALS		2,675,480
Real Estate - 0.6%
Health Care REITs - 0.3%
Aedifica SA	13,579	1,193,510
Cofinimmo SA	10,903	1,132,131
		2,325,641
Industrial REITs - 0.3%
Montea NV	5,602	474,120
Warehouses De Pauw CVA	57,070	1,616,785
		2,090,905
Real Estate Management & Development - 0.0%
VGP NV	3,872	474,572
Residential REITs - 0.0%
Xior Student Housing NV (d)	11,265	374,551
Xior Student Housing NV rights (b)(f)	9,340	5,523
		380,074
Retail REITs - 0.0%
Retail Estates NV	3,417	262,057
Vastned NV (b)	2,164	76,953
		339,010
Specialized REITs - 0.0%
Shurgard Self Storage Ltd	10,231	371,096
TOTAL REAL ESTATE		5,981,298
TOTAL BELGIUM		16,077,494
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Conduit Holdings Ltd	39,751	208,326
BRAZIL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Karoon Energy Ltd	211,803	249,994
Financials - 0.1%
Financial Services - 0.1%
Pluxee NV	25,440	336,835
TOTAL BRAZIL		586,829
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Champion Iron Ltd	107,190	438,894
CHINA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CITIC Telecom International Holdings Ltd	462,000	151,987
Media - 0.0%
Mobvista Inc (b)(c)(d)	156,000	296,540
TOTAL COMMUNICATION SERVICES		448,527
Consumer Staples - 0.0%
Food Products - 0.0%
Health & Happiness H&H International Holdings Ltd	64,000	125,344
Financials - 0.0%
Capital Markets - 0.0%
OSL Group Ltd (b)(e)	124,500	267,101
Health Care - 0.0%
Biotechnology - 0.0%
HBM Holdings Ltd (b)(c)(d)	185,000	281,806
Industrials - 0.2%
Air Freight & Logistics - 0.0%
KLN Logistics Group Ltd	101,500	91,728
Building Products - 0.2%
Xinyi Glass Holdings Ltd (e)	509,611	666,687
Trading Companies & Distributors - 0.0%
Deep Source Holdings Ltd (b)	1,420,000	150,869
TOTAL INDUSTRIALS		909,284
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
VSTECS Holdings Ltd	186,000	184,760
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Yanlord Land Group Ltd (b)(e)	177,300	101,048
Retail REITs - 0.0%
Sasseur Real Estate Investment Trust (d)	153,600	82,710
TOTAL REAL ESTATE		183,758
TOTAL CHINA		2,400,580
DENMARK - 2.0%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Better Collective A/S (b)(e)	9,819	117,067
Household Durables - 0.1%
GN Store Nord AS (b)	38,708	682,268
Specialty Retail - 0.0%
Matas A/S	9,767	149,752
TOTAL CONSUMER DISCRETIONARY		949,087
Consumer Staples - 0.2%
Beverages - 0.2%
Royal Unibrew A/S	14,330	1,344,216
Food Products - 0.0%
Schouw & Co A/S	3,573	377,129
Tobacco - 0.0%
Scandinavian Tobacco Group A/S Series A (c)(d)	13,394	207,914
TOTAL CONSUMER STAPLES		1,929,259
Financials - 0.5%
Banks - 0.5%
AL Sydbank	14,642	1,328,165
Jyske Bank A/S	12,287	1,789,317
Ringkjoebing Landbobank A/S	7,247	1,828,903
		4,946,385
Insurance - 0.0%
Alm Brand A/S	208,319	576,978
TOTAL FINANCIALS		5,523,363
Health Care - 0.5%
Biotechnology - 0.2%
Bavarian Nordic A/S (b)	22,677	691,070
Zealand Pharma A/S (b)	18,406	1,227,291
		1,918,361
Health Care Equipment & Supplies - 0.1%
Ambu AS Series B	53,818	726,930
Life Sciences Tools & Services - 0.0%
Chemometec A/S	4,954	479,253
Gubra A/S	1,925	138,103
		617,356
Pharmaceuticals - 0.2%
ALK-Abello A/S Series B (b)	37,648	1,240,522
H Lundbeck A/S Series B	79,192	529,426
		1,769,948
TOTAL HEALTH CARE		5,032,595
Industrials - 0.6%
Commercial Services & Supplies - 0.1%
ISS A/S	39,817	1,510,434
Construction & Engineering - 0.1%
Cadeler A/S (b)(e)	61,030	363,304
Per Aarsleff Holding A/S Series B	4,959	707,602
		1,070,906
Electrical Equipment - 0.3%
NKT A/S (b)	15,367	2,014,673
Ground Transportation - 0.0%
NTG Nordic Transport Group A/S (b)	3,208	98,169
Machinery - 0.1%
FLSmidth & Co A/S	12,406	1,066,266
Marine Transportation - 0.0%
D/S Norden A/S	5,869	265,301
Dfds A/S (b)	8,632	135,433
		400,734
TOTAL INDUSTRIALS		6,161,182
Information Technology - 0.1%
IT Services - 0.1%
Netcompany Group A/S (b)(c)(d)	11,624	613,639
Software - 0.0%
cBrain A/S	3,079	39,732
TOTAL INFORMATION TECHNOLOGY		653,371
Materials - 0.0%
Construction Materials - 0.0%
Cementir Holding NV	13,769	310,101
TOTAL DENMARK		20,558,958
FAROE ISLANDS - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Bakkafrost	14,459	696,939
FINLAND - 1.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Nokian Renkaat Oyj (e)	35,107	450,681
Broadline Retail - 0.1%
Puuilo Oyj	22,994	335,521
Tokmanni Group Corp (e)	13,043	119,200
		454,721
Household Durables - 0.0%
YIT Oyj (b)	39,521	144,567
Leisure Products - 0.0%
Harvia Oyj (d)	4,505	218,940
Textiles, Apparel & Luxury Goods - 0.0%
Marimekko Oyj	9,102	138,747
TOTAL CONSUMER DISCRETIONARY		1,407,656
Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	122,006	994,984
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Revenio Group Oyj	6,385	151,748
Industrials - 0.5%
Electrical Equipment - 0.0%
Kempower Oyj (b)	6,581	126,061
Machinery - 0.5%
Hiab Oyj B Shares	11,078	657,879
Kalmar Oyj B Shares	11,036	564,336
Konecranes Oyj A Shares	19,258	2,267,909
Valmet Oyj	42,158	1,445,690
		4,935,814
Passenger Airlines - 0.0%
Finnair Oyj	25,972	91,126
TOTAL INDUSTRIALS		5,153,001
Information Technology - 0.1%
IT Services - 0.1%
TietoEVRY Oyj	30,677	666,170
Software - 0.0%
QT Group Oyj (b)	5,443	171,361
TOTAL INFORMATION TECHNOLOGY		837,531
Materials - 0.3%
Chemicals - 0.1%
Kemira Oyj	35,354	831,013
Containers & Packaging - 0.1%
Huhtamaki Oyj	27,564	967,774
Metsa Board Oyj B Shares (e)	47,576	147,640
		1,115,414
Metals & Mining - 0.1%
Outokumpu Oyj A Shares	108,904	614,724
TOTAL MATERIALS		2,561,151
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj	23,849	107,480
Kojamo Oyj (b)	42,744	482,853
TOTAL REAL ESTATE		590,333
TOTAL FINLAND		11,696,404
FRANCE - 3.4%
Communication Services - 0.3%
Entertainment - 0.1%
Ubisoft Entertainment SA (b)	27,040	139,505
Vivendi SE	190,731	532,128
		671,633
Media - 0.2%
Canal+ SA	197,360	856,082
Eutelsat Communications SACA (b)	80,675	218,510
IPSOS SA	10,409	442,205
JCDecaux SE	21,227	419,441
Louis Hachette Group	183,228	360,534
Metropole Television SA	7,127	102,052
Television Francaise 1 SA	11,795	114,017
		2,512,841
TOTAL COMMUNICATION SERVICES		3,184,474
Consumer Discretionary - 0.3%
Automobile Components - 0.2%
Forvia SE (b)	45,243	740,345
Opmobility	16,123	309,031
Valeo SE	59,371	831,838
		1,881,214
Automobiles - 0.0%
Trigano SA	2,492	496,845
Hotels, Restaurants & Leisure - 0.0%
Cie des Alpes	5,896	181,709
Elior Group SA (b)(c)(d)	32,589	110,171
Pierre Et Vacances SA (b)	39,563	84,976
		376,856
Household Durables - 0.1%
Kaufman & Broad SA	3,960	147,391
SEB SA	7,173	405,060
		552,451
Leisure Products - 0.0%
Beneteau SACA	10,510	98,792
Specialty Retail - 0.0%
Fnac Darty SA	3,321	139,747
TOTAL CONSUMER DISCRETIONARY		3,545,905
Consumer Staples - 0.0%
Beverages - 0.0%
Remy Cointreau SA (e)	6,871	326,433
Personal Care Products - 0.0%
Interparfums SA	7,281	221,459
TOTAL CONSUMER STAPLES		547,892
Energy - 0.5%
Energy Equipment & Services - 0.3%
Technip Energies NV	38,213	1,496,573
Vallourec SACA	46,936	993,651
		2,490,224
Oil, Gas & Consumable Fuels - 0.2%
Etablissements Maurel et Prom SA	17,206	134,098
Gaztransport Et Technigaz SA	10,608	2,282,216
		2,416,314
TOTAL ENERGY		4,906,538
Financials - 0.4%
Capital Markets - 0.0%
Antin Infrastructure Partners SA	9,975	122,968
Financial Services - 0.2%
Eurazeo SE	11,546	693,198
Peugeot Invest SA	1,444	124,779
Wendel SE	7,016	676,125
Worldline SA/France (b)(c)(d)(e)	55,581	94,048
		1,588,150
Insurance - 0.2%
Coface SA	29,944	547,319
SCOR SE	46,210	1,506,314
		2,053,633
TOTAL FINANCIALS		3,764,751
Health Care - 0.2%
Biotechnology - 0.0%
Nanobiotix SA (b)	8,830	182,748
Valneva SE (b)	39,007	179,769
		362,517
Health Care Providers & Services - 0.0%
Clariane SE (b)	30,198	136,380
Emeis SA (b)	21,015	339,276
		475,656
Health Care Technology - 0.0%
Equasens	1,479	69,424
Pharmaceuticals - 0.2%
Medincell SA (b)	5,157	137,906
Virbac SACA	1,204	501,647
		639,553
TOTAL HEALTH CARE		1,547,150
Industrials - 0.9%
Aerospace & Defense - 0.1%
Exail Technologies SA (b)(e)	2,765	362,491
Exosens SAS	8,748	558,913
LISI SA	5,947	377,136
		1,298,540
Air Freight & Logistics - 0.0%
ID Logistics Group SACA (b)	943	458,292
Commercial Services & Supplies - 0.5%
Derichebourg SA	27,787	262,181
Elis SA	47,349	1,375,066
GL Events SACA	2,581	98,512
Seche Environnement SACA	661	61,506
Societe BIC SA	5,342	344,468
SPIE SA	40,848	2,236,967
		4,378,700
Electrical Equipment - 0.2%
Mersen SA	6,190	189,670
Nexans SA	10,640	1,676,151
		1,865,821
Machinery - 0.0%
Manitou BF SA	3,217	84,844
Passenger Airlines - 0.0%
Air France-KLM (b)	33,973	435,810
Professional Services - 0.1%
Assystem SA (e)	1,567	88,136
Teleperformance SE	15,435	998,955
		1,087,091
TOTAL INDUSTRIALS		9,609,098
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Vusion/France	2,412	374,823
IT Services - 0.3%
Alten SA	8,583	840,362
Aubay	2,200	156,205
OVH Groupe SA (b)(e)	8,605	101,642
Sopra Steria Group	4,095	748,488
Wavestone (e)	2,119	151,459
		1,998,156
Semiconductors & Semiconductor Equipment - 0.0%
SOITEC (b)	7,630	238,315
Software - 0.0%
Planisware SA (e)	6,973	165,722
Technology Hardware, Storage & Peripherals - 0.0%
Quadient SA	6,378	120,509
TOTAL INFORMATION TECHNOLOGY		2,897,525
Materials - 0.2%
Chemicals - 0.1%
Arkema SA	16,355	985,799
Robertet SA	262	262,735
		1,248,534
Construction Materials - 0.1%
Imerys SA	9,870	306,992
Vicat SACA	4,473	414,622
		721,614
Metals & Mining - 0.0%
Eramet SA (e)	2,424	212,049
TOTAL MATERIALS		2,182,197
Real Estate - 0.2%
Diversified REITs - 0.0%
ICADE (e)	9,835	241,785
Industrial REITs - 0.0%
ARGAN SA	3,662	286,490
Real Estate Management & Development - 0.0%
Nexity SA (b)	12,498	141,479
Residential REITs - 0.0%
Altarea SCA	1,664	229,195
Retail REITs - 0.2%
Carmila SA	18,015	349,353
Mercialys SA	26,653	334,887
		684,240
TOTAL REAL ESTATE		1,583,189
Utilities - 0.1%
Gas Utilities - 0.1%
Rubis SCA	20,626	836,157
Independent Power and Renewable Electricity Producers - 0.0%
Voltalia SA (b)(e)	11,135	93,712
TOTAL UTILITIES		929,869
TOTAL FRANCE		34,698,588
GEORGIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Lion Finance Group PLC	9,971	1,376,662
TBC Bank Group PLC	12,032	699,719
		2,076,381
Capital Markets - 0.0%
Georgia Capital PLC (b)	8,572	395,870
TOTAL GEORGIA		2,472,251
GERMANY - 3.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
United Internet AG	24,841	809,745
Media - 0.0%
ProSiebenSat.1 Media SE	16,299	97,663
Stroeer SE & Co KGaA	9,556	382,293
		479,956
Wireless Telecommunication Services - 0.2%
1&1 AG	7,493	238,921
Freenet AG	33,985	1,223,832
		1,462,753
TOTAL COMMUNICATION SERVICES		2,752,454
Consumer Discretionary - 0.6%
Automobile Components - 0.2%
Aumovio SE	15,637	754,759
SAF-Holland SE	12,741	256,441
Schaeffler AG Class Registered	54,138	640,120
		1,651,320
Hotels, Restaurants & Leisure - 0.1%
TUI AG (b)	129,700	1,386,119
Specialty Retail - 0.2%
Auto1 Group SE (b)	37,866	1,252,277
CECONOMY AG	41,254	218,096
Douglas AG Class Registered (b)	9,186	115,419
Fielmann Group AG	7,116	349,207
Hornbach Holding AG & Co KGaA	2,916	278,938
		2,213,937
Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG	11,952	495,856
Puma SE	29,656	760,705
		1,256,561
TOTAL CONSUMER DISCRETIONARY		6,507,937
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
HelloFresh SE (b)(e)	40,212	264,924
Food Products - 0.0%
Suedzucker AG (e)	17,494	200,418
TOTAL CONSUMER STAPLES		465,342
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Friedrich Vorwerk Group SE	1,989	213,133
Verbio SE (b)	6,291	185,978
TOTAL ENERGY		399,111
Financials - 0.2%
Capital Markets - 0.2%
flatexDEGIRO SE	23,667	1,154,689
Mutares SE & Co KGaA (e)	4,141	159,773
		1,314,462
Financial Services - 0.0%
Deutsche Pfandbriefbank AG (c)(d)	38,572	190,749
GRENKE AG (e)	6,687	114,141
Hypoport SE (b)(e)	1,181	138,170
		443,060
Insurance - 0.0%
Wuestenrot & Wuerttembergische AG	6,672	118,788
TOTAL FINANCIALS		1,876,310
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Carl Zeiss Meditec Ag (e)	10,294	341,656
Eckert & Ziegler SE	12,777	226,724
		568,380
Life Sciences Tools & Services - 0.1%
Evotec SE (b)(e)	40,276	296,610
Gerresheimer AG (e)	9,542	285,254
Schott Pharma AG & Co KGaA	10,623	180,820
		762,684
Pharmaceuticals - 0.0%
Dermapharm Holding SE	3,775	155,943
TOTAL HEALTH CARE		1,487,007
Industrials - 1.3%
Aerospace & Defense - 0.1%
Montana Aerospace Ag (b)(c)(d)	8,856	382,055
Tkms AG& Co KGaA	7,306	856,058
		1,238,113
Commercial Services & Supplies - 0.2%
Bilfinger SE	10,236	1,437,789
Cewe Stiftung & Co KGAA	1,462	175,031
		1,612,820
Construction & Engineering - 0.0%
Thyssenkrupp Nucera AG & Co KGaa (b)(c)(d)(e)	7,230	76,959
Electrical Equipment - 0.2%
Energiekontor AG	2,008	91,280
Nordex SE (b)	37,216	1,491,054
Pfisterer Holding SE	2,043	177,024
PNE AG (e)	8,158	95,637
SMA Solar Technology AG (b)	4,435	193,984
		2,048,979
Ground Transportation - 0.0%
Sixt SE	3,850	302,338
Industrial Conglomerates - 0.0%
MBB SE	473	121,946
Machinery - 0.7%
Deutz AG	41,122	527,897
Duerr AG	14,953	398,802
JOST Werke SE (c)(d)	3,810	283,165
KION Group AG	20,652	1,461,447
Krones AG	4,085	657,565
Norma Group SE	7,378	128,209
RENK Group AG	24,325	1,558,458
Stabilus SE	6,662	153,198
Vossloh AG	2,746	264,304
Wacker Neuson SE	8,045	184,429
		5,617,474
Trading Companies & Distributors - 0.0%
Kloeckner & Co SE (e)	15,459	201,934
Transportation Infrastructure - 0.1%
Fraport AG Frankfurt Airport Services Worldwide (b)	10,571	978,619
TOTAL INDUSTRIALS		12,199,182
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Jenoptik AG	14,936	471,999
Softwareone Holding AG	47,531	487,884
		959,883
IT Services - 0.2%
Adesso SE	929	89,527
Bechtle AG	23,427	1,217,401
CANCOM SE	7,208	243,077
GFT Technologies SE (e)	4,818	119,075
IONOS Group SE (b)	14,092	455,183
Nagarro SE	2,346	197,578
Secunet Security Network Ag	488	137,671
		2,459,512
Semiconductors & Semiconductor Equipment - 0.2%
AIXTRON SE	32,306	741,562
Elmos Semiconductor SE	2,293	313,658
Siltronic AG (e)	3,831	238,861
SUSS MicroTec SE (e)	5,527	326,130
		1,620,211
Software - 0.1%
Atoss Software SE	2,745	317,244
Northern Data AG (b)(e)	3,564	54,538
TeamViewer SE (b)(c)(d)(e)	43,357	290,886
		662,668
TOTAL INFORMATION TECHNOLOGY		5,702,274
Materials - 0.6%
Chemicals - 0.2%
Alzchem Group AG	1,731	317,214
K+S AG	48,813	799,632
LANXESS AG	24,857	514,446
Wacker Chemie AG (e)	5,248	427,052
		2,058,344
Metals & Mining - 0.4%
Aurubis AG (e)	9,007	1,712,502
Salzgitter AG	6,810	366,479
thyssenkrupp AG	142,485	1,906,821
		3,985,802
TOTAL MATERIALS		6,044,146
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA (b)	220,591	700,237
Grand City Properties SA (b)	20,406	228,579
Patrizia SE	10,543	106,725
Sirius Real Estate Ltd	431,392	579,965
TAG Immobilien AG	54,233	918,634
TOTAL REAL ESTATE		2,534,140
TOTAL GERMANY		39,967,903
GREECE - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Metlen Energy & Metals PLC	28,647	1,562,009
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA	28,988	1,769,138
HONG KONG - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKBN Ltd	104,600	93,593
PCCW Ltd	1,220,000	910,459
		1,004,052
Wireless Telecommunication Services - 0.0%
Smartone Telecommunications Hldgs Ltd	92,000	57,588
TOTAL COMMUNICATION SERVICES		1,061,640
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Johnson Electric Holdings Ltd	106,035	366,204
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(e)	4,303	65,104
Diversified Consumer Services - 0.0%
SuperX AI Technology Ltd (b)(e)	2,815	43,661
Hotels, Restaurants & Leisure - 0.1%
Cafe de Coral Holdings Ltd	102,000	61,365
Melco International Development Ltd (b)	260,000	140,782
Melco Resorts & Entertainment Ltd ADR (b)	44,213	267,931
Super Hi International Holding Ltd (b)(e)	55,000	90,117
		560,195
Household Durables - 0.0%
Man Wah Holdings Ltd	443,200	274,585
Leisure Products - 0.0%
Dream International Ltd	48,000	54,562
Specialty Retail - 0.0%
Luk Fook Holdings International Ltd	93,000	382,614
Textiles, Apparel & Luxury Goods - 0.2%
Chow Sang Sang Holdings International Ltd	105,000	197,040
Crystal International Group Ltd (c)(d)	165,000	155,240
Stella International Holdings Ltd	167,000	308,685
Viva Goods Company Ltd (b)	952,000	77,992
Yue Yuen Industrial Holdings Ltd	227,000	505,020
		1,243,977
TOTAL CONSUMER DISCRETIONARY		2,990,902
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
DFI Retail Group Holdings Ltd	96,800	398,816
Food Products - 0.0%
Vitasoy International Holdings Ltd	178,000	159,268
TOTAL CONSUMER STAPLES		558,084
Financials - 0.1%
Banks - 0.1%
Bank of East Asia Ltd/The	262,581	501,493
Dah Sing Banking Group Ltd	123,200	175,682
Dah Sing Financial Holdings Ltd	55,200	267,093
		944,268
Capital Markets - 0.0%
Bright Smart Securities & Commodities Group Ltd (b)	246,000	278,683
Guotai Junan International Holdings Ltd	813,000	277,865
		556,548
TOTAL FINANCIALS		1,500,816
Health Care - 0.0%
Pharmaceuticals - 0.0%
United Laboratories International Holdings Ltd/The	312,000	475,263
Industrials - 0.2%
Construction & Engineering - 0.0%
Envision Greenwise Holdings Ltd (b)(d)(e)	406,000	170,983
Electrical Equipment - 0.0%
Time Interconnect Technology Ltd (e)	168,000	333,329
Industrial Conglomerates - 0.1%
CTF Services Ltd	328,134	383,910
Marine Transportation - 0.1%
Pacific Basin Shipping Ltd	1,257,000	493,976
Trading Companies & Distributors - 0.0%
Realord Group Holdings Ltd (b)	122,000	244,091
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	1,386,800	318,964
TOTAL INDUSTRIALS		1,945,253
Information Technology - 0.2%
Communications Equipment - 0.1%
Comba Telecom Systems Holdings Ltd	532,000	155,267
VTech Holdings Ltd	46,700	364,353
		519,620
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)(e)	74,000	286,827
PAX Global Technology Ltd	195,000	123,059
		409,886
IT Services - 0.0%
SUNeVision Holdings Ltd (e)	199,000	170,671
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	89,600	1,191,670
TOTAL INFORMATION TECHNOLOGY		2,291,847
Materials - 0.0%
Metals & Mining - 0.0%
Jiaxin International Resources Investment Ltd	27,200	280,283
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Great Eagle Holdings Ltd	63,000	130,239
Hang Lung Group Ltd	233,000	501,964
Hang Lung Properties Ltd	508,575	614,553
Hysan Development Co Ltd	176,000	483,025
Kerry Properties Ltd	167,500	508,583
New World Development Co Ltd (b)	393,000	572,489
		2,810,853
Retail REITs - 0.0%
Fortune Real Estate Investment Trust	431,000	280,268
TOTAL REAL ESTATE		3,091,121
TOTAL HONG KONG		14,195,209
INDONESIA - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Bumitama Agri Ltd	99,900	113,085
First Pacific Co Ltd	672,000	524,725
First Resources Ltd	160,800	270,507
Golden Agri-Resources Ltd	1,850,000	421,744
TOTAL CONSUMER STAPLES		1,330,061
Materials - 0.0%
Metals & Mining - 0.0%
Nickel Industries Ltd	629,770	401,264
TOTAL INDONESIA		1,731,325
IRAQ - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
United Energy Group Ltd	3,378,000	276,740
IRELAND - 0.3%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Cairn Homes PLC (Ireland)	177,648	440,102
Glenveagh Properties PLC (b)(c)(d)	148,865	345,503
TOTAL CONSUMER DISCRETIONARY		785,605
Consumer Staples - 0.2%
Beverages - 0.0%
C&C Group PLC	104,688	156,142
Food Products - 0.2%
Glanbia PLC	59,189	1,138,692
Greencore Group PLC	158,593	628,246
		1,766,938
TOTAL CONSUMER STAPLES		1,923,080
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Uniphar PLC	65,677	297,777
Pharmaceuticals - 0.0%
COSMO Pharmaceuticals NV	2,229	333,896
TOTAL HEALTH CARE		631,673
Real Estate - 0.0%
Residential REITs - 0.0%
Irish Residential Properties Reit PLC	148,706	178,031
TOTAL IRELAND		3,518,389
ISRAEL - 4.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Bezeq The Israeli Telecommunication Corp Ltd	792,423	2,040,848
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd	33,433	399,084
Partner Communications Co Ltd	43,193	526,317
		925,401
TOTAL COMMUNICATION SERVICES		2,966,249
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Global-e Online Ltd (b)	31,484	1,150,740
Hotels, Restaurants & Leisure - 0.1%
Fattal Holdings 1998 Ltd (b)	2,098	432,846
Isrotel Ltd	5,074	283,194
		716,040
Household Durables - 0.0%
Azorim-Investment Development & Construction Co Ltd	21,418	137,160
Danya Cebus Ltd	3,237	151,112
Electra Consumer Products 1970 Ltd	3,757	120,419
		408,691
Specialty Retail - 0.1%
Carasso Motors Ltd (b)	10,647	127,985
Delek Automotive Systems Ltd	13,690	102,466
Fox Wizel Ltd	2,387	241,037
Retailors Ltd	6,177	88,082
		559,570
Textiles, Apparel & Luxury Goods - 0.0%
Delta Galil Ltd	3,391	184,666
TOTAL CONSUMER DISCRETIONARY		3,019,707
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
M Yochananof & Sons Ltd	1,428	170,182
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,533	288,713
Shufersal Ltd	57,356	740,901
		1,199,796
Food Products - 0.1%
Strauss Group Ltd	16,787	634,187
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)(e)	11,868	389,745
TOTAL CONSUMER STAPLES		2,223,728
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Delek Group Ltd	2,600	731,521
Energean PLC	39,184	454,408
Equital Ltd (b)	6,720	315,442
Oil Refineries Ltd	615,526	202,551
Paz Retail And Energy Ltd	2,918	713,579
Tamar Petroleum Ltd (c)(d)	7,540	83,095
TOTAL ENERGY		2,500,596
Financials - 0.9%
Banks - 0.1%
FIBI Holdings Ltd	5,022	447,494
First International Bank of Israel Ltd	15,740	1,341,606
		1,789,100
Capital Markets - 0.3%
Etoro Group Ltd Class A	4,122	121,187
Meitav Investment House Ltd	10,120	394,398
Plus500 Ltd	20,003	1,147,944
Tel Aviv Stock Exchange Ltd	26,507	1,023,628
YD More Investments Ltd	10,351	160,592
		2,847,749
Consumer Finance - 0.0%
Isracard Ltd	55,035	261,712
Insurance - 0.5%
Clal Insurance Enterprises Holdings Ltd	20,619	1,508,018
Harel Insurance Investments & Financial Services Ltd	32,390	1,491,153
Menora Mivtachim Holdings Ltd	6,250	805,535
Migdal Insurance & Financial Holdings Ltd (b)	166,921	899,321
		4,704,027
TOTAL FINANCIALS		9,602,588
Industrials - 0.5%
Aerospace & Defense - 0.1%
Aryt Industries Ltd	15,867	314,304
Bet Shemesh Engines Holdings 1997 Ltd (b)	2,100	531,157
		845,461
Building Products - 0.0%
Inrom Construction Industries Ltd	29,886	194,763
Construction & Engineering - 0.2%
Ashtrom Group Ltd	14,293	316,833
Elco Ltd	3,121	164,123
Electra Ltd/Israel	12,155	421,944
Kvutzat Acro Ltd	8,903	124,225
Shapir Engineering and Industry Ltd	46,332	446,930
Shikun & Binui Ltd (b)	106,109	620,294
		2,094,349
Machinery - 0.0%
Kornit Digital Ltd (b)	13,043	168,907
Marine Transportation - 0.1%
ZIM Integrated Shipping Services Ltd (e)	34,433	758,559
Passenger Airlines - 0.0%
El Al Israel Airlines	85,898	486,348
Professional Services - 0.1%
Danel Adir Yeoshua Ltd	1,417	216,277
Hilan Ltd	4,644	370,963
		587,240
TOTAL INDUSTRIALS		5,135,627
Information Technology - 1.0%
Communications Equipment - 0.0%
Ituran Location and Control Ltd	4,537	202,486
Electronic Equipment, Instruments & Components - 0.2%
Nayax Ltd (b)	4,146	233,138
Next Vision Stabilized Systems Ltd	20,825	1,873,790
		2,106,928
IT Services - 0.1%
Formula Systems 1985 Ltd	2,842	453,396
Matrix IT Ltd	10,098	453,484
One Software Technologies Ltd	13,400	386,050
		1,292,930
Semiconductors & Semiconductor Equipment - 0.6%
Camtek Ltd/Israel (Israel) (b)	8,443	1,302,548
Tower Semiconductor Ltd (b)	31,954	4,344,174
		5,646,722
Software - 0.1%
Cellebrite DI Ltd (b)	31,635	465,351
Magic Software Enterprises Ltd (Israel)	7,646	199,312
Radware Ltd (b)	9,919	239,544
SimilarWeb Ltd (b)	12,541	65,338
		969,545
TOTAL INFORMATION TECHNOLOGY		10,218,611
Materials - 0.1%
Chemicals - 0.1%
Israel Corp Ltd Class A1	1,069	320,183
Turpaz Industries Ltd (b)	13,807	348,154
TOTAL MATERIALS		668,337
Real Estate - 0.8%
Diversified REITs - 0.1%
Reit 1 Ltd	56,990	501,201
Sella Capital Real Estate Ltd	67,805	243,032
		744,233
Real Estate Management & Development - 0.7%
Africa Israel Residences Ltd	1,835	171,977
Airport City Ltd (b)	16,809	314,038
Alony Hetz Properties & Investments Ltd	43,513	575,700
Amot Investments Ltd	70,755	549,897
Aura Investments Ltd	44,916	317,346
Big Shopping Centers Ltd	4,578	1,104,456
Blue Square Real Estate Ltd	1,585	231,436
Electra Real Estate Ltd (b)	9,560	175,554
G City Ltd	26,216	80,763
Gav-Yam Lands Corp Ltd	15,480	199,764
Israel Canada T.R Ltd	52,106	294,516
Isras Holdings Ltd (b)	1,134	161,412
Isras Investment Co Ltd	351	111,472
Mega Or Holdings Ltd	6,889	751,653
Melisron Ltd	6,805	895,727
Mivne Real Estate KD Ltd	166,005	777,634
Orion Retail Properties Ltd	32	27
Prashkovsky Investments and Construction Ltd (b)	2,104	106,434
Summit Real Estate Holdings Ltd	10,553	215,033
YH Dimri Construction & Development Ltd	2,792	356,696
		7,391,535
TOTAL REAL ESTATE		8,135,768
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Doral Group Renewable Energy Resources Ltd (b)	22,808	320,452
Energix-Renewable Energies Ltd	79,570	507,509
Enlight Renewable Energy Ltd (b)	37,687	2,141,106
Meshek Energy Renewable Energies Ltd (b)	90,615	314,265
OPC Energy Ltd (b)	46,531	1,270,740
OY Nofar Energy Ltd (b)	7,635	382,532
TOTAL UTILITIES		4,936,604
TOTAL ISRAEL		49,407,815
ITALY - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
RAI Way SpA (c)(d)	27,047	183,064
Entertainment - 0.0%
Juventus Football Club SpA (b)(e)	32,852	100,000
Media - 0.1%
Arnoldo Mondadori Editore SpA	35,996	90,883
MFE-MediaForEurope NV Class A	73,058	272,441
MFE-MediaForEurope NV Class B	16,838	80,834
		444,158
TOTAL COMMUNICATION SERVICES		727,222
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Brembo NV	42,645	512,569
CIR SpA-Compagnie Industriali (b)	147,101	121,708
Pirelli & C SpA (c)(d)	113,433	853,269
		1,487,546
Automobiles - 0.0%
Piaggio & C SpA (e)	49,251	101,814
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	71,722	1,761,525
Household Durables - 0.1%
De' Longhi SpA	19,486	859,236
Leisure Products - 0.1%
Ferretti SpA (e)	38,198	162,639
Sanlorenzo SpA/Ameglia (e)	4,098	156,656
Technogym SpA (c)(d)	31,521	656,849
		976,144
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	9,734	929,979
OVS SpA (c)(d)	43,694	246,637
Salvatore Ferragamo SpA (b)(e)	14,898	116,816
		1,293,432
TOTAL CONSUMER DISCRETIONARY		6,479,697
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
MARR SpA	8,506	90,339
Food Products - 0.0%
NewPrinces SpA (b)	5,746	133,905
Personal Care Products - 0.1%
Intercos SpA (e)	15,278	229,994
Pharmanutra SpA	959	71,729
		301,723
TOTAL CONSUMER STAPLES		525,967
Energy - 0.1%
Energy Equipment & Services - 0.1%
Saipem SpA (e)	370,288	1,364,605
Oil, Gas & Consumable Fuels - 0.0%
d'Amico International Shipping SA	13,919	98,251
TOTAL ENERGY		1,462,856
Financials - 0.4%
Banks - 0.1%
Banca Popolare di Sondrio SPA	26,017	530,898
Banco di Desio e della Brianza SpA	10,043	111,187
Credito Emiliano SpA	19,419	356,784
		998,869
Capital Markets - 0.3%
Azimut Holding SpA	32,759	1,379,274
Banca Generali SpA	16,727	1,125,202
Tamburi Investment Partners SpA	26,623	301,690
		2,806,166
Financial Services - 0.0%
Banca IFIS SpA	8,738	284,212
BFF Bank SpA (b)(c)(d)	51,030	488,444
		772,656
TOTAL FINANCIALS		4,577,691
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
DiaSorin SpA	6,445	551,425
El.En. SpA	13,985	228,764
GVS SpA (b)(c)(d)	18,742	92,085
		872,274
Health Care Providers & Services - 0.0%
Amplifon SpA	35,833	577,230
TOTAL HEALTH CARE		1,449,504
Industrials - 0.6%
Aerospace & Defense - 0.0%
Avio SpA (d)	8,086	332,111
Building Products - 0.1%
Ariston Holding NV	23,163	130,417
Carel Industries SpA (c)(d)	14,544	362,035
LU-VE SpA	2,521	120,128
		612,580
Commercial Services & Supplies - 0.0%
Fila SpA Class A	9,234	100,261
Construction & Engineering - 0.1%
Maire SpA	42,448	739,642
Webuild SpA	115,369	477,267
Webuild SpA warrants 8/2/2030 (b)	6,588	27,253
		1,244,162
Electrical Equipment - 0.0%
Cembre SpA	1,659	136,868
Industrial Conglomerates - 0.0%
Italmobiliare SpA	4,205	138,815
Machinery - 0.4%
Danieli & C Officine Meccaniche SpA	2,842	209,537
Fincantieri SpA (b)	27,915	529,425
Industrie De Nora SpA	9,043	81,412
Interpump Group SpA	21,800	1,263,090
Iveco Group NV	58,009	1,297,520
		3,380,984
Transportation Infrastructure - 0.0%
Enav Spa (c)(d)	76,680	442,647
TOTAL INDUSTRIALS		6,388,428
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Sesa SpA	2,225	235,915
IT Services - 0.1%
Reply SpA	6,457	844,980
Wiit SpA (e)	3,214	99,434
		944,414
Semiconductors & Semiconductor Equipment - 0.1%
Technoprobe SpA (b)	37,440	693,652
TOTAL INFORMATION TECHNOLOGY		1,873,981
Materials - 0.1%
Chemicals - 0.1%
SOL SpA	10,422	560,859
Containers & Packaging - 0.0%
Zignago Vetro Spa (e)	8,806	79,121
TOTAL MATERIALS		639,980
Utilities - 0.6%
Gas Utilities - 0.2%
Ascopiave SpA	20,193	80,544
Italgas SpA	173,778	2,082,536
		2,163,080
Independent Power and Renewable Electricity Producers - 0.0%
ERG SpA (e)	15,163	402,965
Multi-Utilities - 0.4%
A2A SpA	448,209	1,349,994
ACEA SpA	15,375	428,282
Hera SpA	233,729	1,154,193
Iren SpA	168,006	537,296
		3,469,765
TOTAL UTILITIES		6,035,810
TOTAL ITALY		30,161,136
JAPAN - 35.2%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	31,500	507,428
U-Next Holdings Co Ltd (e)	18,300	220,177
		727,605
Entertainment - 0.4%
Anycolor Inc (e)	8,700	247,632
Cover Corp (b)(e)	11,200	117,384
Daiichikosho Co Ltd	19,000	205,211
DeNA Co Ltd (e)	20,800	340,171
GungHo Online Entertainment Inc	11,800	200,149
Koei Tecmo Holdings Co Ltd	28,600	317,583
MIXI Inc	10,200	179,073
Shochiku Co Ltd	2,600	198,914
Square Enix Holdings Co Ltd	68,400	1,181,841
Toei Animation Co Ltd	21,300	353,027
Toei Co Ltd	8,500	308,671
		3,649,656
Interactive Media & Services - 0.0%
Kakaku.com Inc	36,900	503,095
Media - 0.5%
CyberAgent Inc	123,200	1,114,898
Dentsu Group Inc (b)(e)	57,000	1,102,174
Fuji Media Holdings Inc	13,300	334,820
Hakuhodo DY Holdings Inc	61,000	455,253
Kadokawa Corp	23,500	496,239
Nippon Television Holdings Inc	15,100	362,377
Septeni Holdings Co Ltd	25,000	70,432
SKY Perfect JSAT Holdings Inc	47,000	677,546
TBS Holdings Inc	9,400	363,828
TV Asahi Holdings Corp	6,300	145,328
		5,122,895
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co	10,600	221,918
TOTAL COMMUNICATION SERVICES		10,225,169
Consumer Discretionary - 5.2%
Automobile Components - 1.3%
Aisan Industry Co Ltd	8,900	126,231
Eagle Industry Co Ltd	5,600	111,992
Exedy Corp	7,600	279,917
FCC Co Ltd	11,100	269,682
GS Yuasa Corp	22,700	526,137
JTEKT Corp	63,200	743,037
Koito Manufacturing Co Ltd	52,100	813,179
KYB Corp	8,600	243,952
Musashi Seimitsu Industry Co Ltd	13,000	228,063
NHK Spring Co Ltd	49,600	899,312
Nifco Inc/Japan	21,300	661,186
Niterra Co Ltd	42,400	1,849,589
NOK Corp	24,500	475,404
Pacific Industrial Co Ltd	6,200	120,587
Seiren Co Ltd	12,800	261,360
Shoei Co Ltd	13,500	154,837
Stanley Electric Co Ltd	28,000	550,918
Sumitomo Rubber Industries Ltd	52,600	846,304
Tokai Rika Co Ltd	15,200	307,418
Topre Corp	10,100	164,004
Toyo Tire Corp	35,000	940,133
Toyoda Gosei Co Ltd	27,100	733,885
Toyota Boshoku Corp	24,000	401,964
TS Tech Co Ltd	22,600	277,243
Yokohama Rubber Co Ltd/The	35,600	1,400,905
		13,387,239
Automobiles - 0.2%
Mazda Motor Corp	171,600	1,315,608
Mitsubishi Motors Corp	187,700	460,396
Nissan Shatai Co Ltd	19,100	122,553
		1,898,557
Broadline Retail - 0.5%
ASKUL Corp	9,400	82,909
Belluna Co Ltd	12,100	76,075
Isetan Mitsukoshi Holdings Ltd	92,600	1,481,205
Izumi Co Ltd	10,300	203,657
J Front Retailing Co Ltd	69,100	1,006,183
Mercari Inc (b)	32,800	726,534
Seria Co Ltd	13,100	312,348
Takashimaya Co Ltd	72,300	901,648
		4,790,559
Distributors - 0.0%
Arata Corp	7,500	149,263
Central Automotive Products Ltd	10,500	141,800
Doshisha Co Ltd	6,000	125,226
Happinet Corp	8,200	146,451
PALTAC Corp	7,900	246,760
		809,500
Hotels, Restaurants & Leisure - 1.0%
Atom Corp (b)(e)	32,600	127,442
Colowide Co Ltd (e)	25,400	290,091
Create Restaurants Holdings Inc (e)	72,820	348,666
Doutor Nichires Holdings Co Ltd	7,900	143,952
Food & Life Cos Ltd	31,500	1,724,197
Fuji Kyuko Co Ltd	6,200	82,127
Fujita Kanko Inc	10,500	168,803
GENDA INC (b)(e)	26,300	113,860
Heiwa Corp	15,300	200,197
Hiday Hidaka Corp	6,400	128,612
HIS Co Ltd	16,600	137,940
Ichibanya Co Ltd (e)	20,000	115,921
Imperial Hotel Ltd	13,400	120,614
KOMEDA Holdings Co Ltd	13,100	240,059
Koshidaka Holdings Co Ltd	14,200	109,647
Kura Sushi Inc	5,900	129,811
Kyoritsu Maintenance Co Ltd	20,400	370,735
Matsuyafoods Holdings Co Ltd (e)	2,400	102,352
McDonald's Holdings Co Japan Ltd (e)	24,500	1,062,258
Metaplanet Inc (b)(e)	136,900	383,914
Monogatari Corp/The	8,800	236,263
MOS Food Services Inc	7,200	196,097
Ohsho Food Service Corp	10,100	205,576
Resorttrust Inc	46,000	535,022
Round One Corp	49,300	346,272
Royal Holdings Co Ltd	18,200	155,940
Saizeriya Co Ltd	9,700	392,989
Skylark Holdings Co Ltd	64,600	1,314,458
Tokyotokeiba Co Ltd	4,100	142,001
Toridoll Holdings Corp (e)	13,800	372,554
Yoshinoya Holdings Co Ltd (e)	18,400	363,339
		10,361,709
Household Durables - 0.9%
Casio Computer Co Ltd	57,000	555,415
ES-Con Japan Ltd	12,500	96,359
Haseko Corp	68,700	1,404,985
Iida Group Holdings Co Ltd	43,800	721,415
JVCKenwood Corp	41,900	338,698
Nagawa Co Ltd	2,400	95,373
Nikon Corp	71,700	899,030
Noritz Corp	8,200	109,415
Open House Group Co Ltd	20,700	1,216,372
Rinnai Corp	30,600	802,568
Sangetsu Corp	13,600	277,255
Sharp Corp/Japan (b)	65,900	298,798
Sumitomo Forestry Co Ltd	132,700	1,435,811
Tama Home Co Ltd (e)	4,100	98,420
Tamron Co Ltd	38,800	257,731
Token Corp	1,300	124,742
Zojirushi Corp	8,900	88,908
		8,821,295
Leisure Products - 0.4%
Mizuno Corp	14,800	305,544
Noritsu Koki Co Ltd	15,300	217,300
Roland Corp	4,000	98,346
Sankyo Co Ltd	52,000	811,618
Sega Sammy Holdings Inc	44,500	695,995
Tomy Co Ltd	23,000	404,982
Tsuburaya Fields Holdings Inc	10,100	119,626
Yamaha Corp	114,200	825,361
Yonex Co Ltd	16,100	338,624
		3,817,396
Specialty Retail - 0.7%
ABC-Mart Inc	28,400	454,462
Alpen Co Ltd	4,400	61,667
and ST HD Co Ltd	7,800	140,164
AOKI Holdings Inc	9,700	115,640
Aoyama Trading Co Ltd	12,200	206,776
ARCLANDS CORP	15,680	193,923
Autobacs Seven Co Ltd	18,500	196,763
Bic Camera Inc	26,800	297,422
DCM Holdings Co Ltd	27,200	286,658
EDION Corp	22,400	306,415
IDOM Inc	18,600	182,923
JINS Holdings Inc	3,500	117,149
Joyful Honda Co Ltd	14,300	196,537
K's Holdings Corp	39,700	412,622
Kohnan Shoji Co Ltd	5,400	135,733
Komeri Co Ltd	7,800	166,322
Nextage Co Ltd	12,600	266,639
Nishimatsuya Chain Co Ltd	12,800	176,997
Nojima Corp	52,500	366,035
PAL GROUP Holdings Co Ltd	26,300	283,461
Shimamura Co Ltd	12,600	844,695
USS Co Ltd	107,700	1,187,929
Workman Co Ltd	5,900	242,466
Yamada Holdings Co Ltd	150,400	526,828
Yellow Hat Ltd	17,900	195,123
		7,561,349
Textiles, Apparel & Luxury Goods - 0.2%
Goldwin Inc	16,400	273,086
Gunze Ltd	8,800	255,311
Japan Wool Textile Co Ltd/The	12,100	145,503
Kurabo Industries Ltd (e)	3,300	193,403
Onward Holdings Co Ltd	31,100	147,301
Seiko Group Corp	7,700	383,109
Wacoal Holdings Corp (e)	11,200	315,317
		1,713,030
TOTAL CONSUMER DISCRETIONARY		53,160,634
Consumer Staples - 2.8%
Beverages - 0.3%
Coca-Cola Bottlers Japan Holdings Inc	36,600	811,179
Ito En Ltd	16,900	310,896
Lifedrink Co Inc	13,100	136,197
Sapporo Holdings Ltd	90,500	958,449
Takara Holdings Inc (e)	42,000	432,728
		2,649,449
Consumer Staples Distribution & Retail - 0.6%
Aeon Hokkaido Corp	11,800	71,444
Ain Holdings Inc	7,700	321,165
Arcs Co Ltd	10,600	238,014
Axial Retailing Inc	17,100	128,394
Belc Co Ltd	2,900	143,538
Blue Zones Holdings Co Ltd	6,100	349,974
Cosmos Pharmaceutical Corp	11,400	511,586
Create SD Holdings Co Ltd	7,700	161,453
Daikokutenbussan Co Ltd	2,000	65,650
Fuji Co Ltd/Ehime	8,500	115,779
Genky DrugStores Co Ltd	4,800	130,731
H2o Retailing Corp	25,400	346,632
Halows Co Ltd	2,700	79,294
Heiwado Co Ltd	7,500	142,769
Itochu-Shokuhin Co Ltd	1,500	106,907
Kato Sangyo Co Ltd	6,000	252,391
Kusuri no Aoki Holdings Co Ltd (e)	12,000	314,112
Life Corp	11,600	191,434
Maxvalu Tokai Co Ltd	2,800	67,847
San-A Co Ltd	11,800	224,624
Sugi Holdings Co Ltd	29,900	687,608
Sundrug Co Ltd	20,400	543,086
Trial Holdings Inc	10,800	201,820
United Super Markets Holdings Inc	22,600	136,248
Valor Holdings Co Ltd	9,900	223,895
		5,756,395
Food Products - 1.6%
Ariake Japan Co Ltd	5,200	188,162
Calbee Inc	22,800	444,332
DyDo Group Holdings Inc	4,900	77,919
Ezaki Glico Co Ltd	13,600	486,229
FUJI OIL CO LTD /Osaka	12,400	322,259
House Foods Group Inc	16,800	325,068
Itoham Yonekyu Holdings Inc	8,160	316,888
Kagome Co Ltd (e)	24,100	425,441
Kameda Seika Co Ltd	3,800	95,516
Kewpie Corp	28,300	792,715
Kotobuki Spirits Co Ltd	28,600	330,426
Maruha Nichiro Corp	34,800	312,224
Megmilk Snow Brand Co Ltd	12,100	262,313
MEIJI Holdings Co Ltd	72,300	1,692,575
Mitsui DM Sugar Co Ltd	4,100	88,883
Morinaga & Co Ltd/Japan	18,200	317,054
Morinaga Milk Industry Co Ltd	19,200	493,771
NH Foods Ltd	24,100	1,085,092
Nichirei Corp	58,700	725,216
Nippn Corp	15,600	265,611
Nisshin Oillio Group Ltd/The	7,100	258,290
Nisshin Seifun Group Inc	57,500	729,711
Nissin Foods Holdings Co Ltd (e)	55,300	1,118,435
Nissui Corp	80,500	673,608
Prima Meat Packers Ltd	6,500	116,005
Riken Vitamin Co Ltd	5,300	106,336
S Foods Inc	5,000	98,055
Sakata Seed Corp	7,700	201,754
Showa Sangyo Co Ltd	5,600	113,983
Toyo Suisan Kaisha Ltd	25,400	1,810,300
Yakult Honsha Co Ltd (e)	71,200	1,146,487
Yamazaki Baking Co Ltd	34,500	727,630
		16,148,288
Household Products - 0.1%
Earth Corp	4,400	139,027
Lion Corp	72,100	771,968
Pigeon Corp	32,800	341,225
		1,252,220
Personal Care Products - 0.2%
Kobayashi Pharmaceutical Co Ltd	13,300	464,675
Kose Holdings Corp	10,500	373,769
Milbon Co Ltd	7,800	127,866
MTG Co Ltd	3,400	93,041
Noevir Holdings Co Ltd	4,300	129,617
Pola Orbis Holdings Inc	26,300	229,675
Rohto Pharmaceutical Co Ltd	54,200	895,862
		2,314,505
TOTAL CONSUMER STAPLES		28,120,857
Energy - 0.4%
Energy Equipment & Services - 0.1%
Modec Inc	13,700	1,327,863
Oil, Gas & Consumable Fuels - 0.3%
Cosmo Energy Holdings Co Ltd	28,300	843,734
Itochu Enex Co Ltd	13,400	165,552
Iwatani Corp	53,800	635,998
Japan Petroleum Exploration Co Ltd	43,800	536,038
Mitsuuroko Group Holdings Co Ltd	7,500	105,210
San-Ai Obbli Co Ltd	13,800	195,551
		2,482,083
TOTAL ENERGY		3,809,946
Financials - 3.5%
Banks - 2.7%
77 Bank Ltd/The	17,600	961,654
Aichi Financial Group Inc	10,800	381,727
Aozora Bank Ltd (e)	30,200	488,242
Awa Bank Ltd/The	8,700	291,761
Bank of Nagoya Ltd/The	9,300	293,855
CCI Group Inc	56,000	334,712
Chugin Financial Group Inc	42,500	765,774
Daishi Hokuetsu Financial Group Inc	59,300	703,891
Fukuoka Financial Group Inc	49,700	1,798,719
Gunma Bank Ltd/The	90,800	1,137,934
Hachijuni Nagano Bank Ltd	106,000	1,318,493
Hirogin Holdings Inc	69,900	789,062
Hokuhoku Financial Group Inc	30,000	1,027,397
Hyakugo Bank Ltd/The	57,700	523,088
Hyakujushi Bank Ltd/The	6,500	350,704
Iyogin Holdings Inc	67,400	1,250,358
Juroku Financial Group Inc	8,800	466,270
Keiyo Bank Ltd/The	26,700	319,689
Kiyo Bank Ltd/The	16,300	397,073
Kyoto Financial Group Inc	64,800	1,560,543
Kyushu Financial Group Inc	93,000	694,375
Mebuki Financial Group Inc	244,000	1,834,415
Musashino Bank Ltd/The	7,700	273,650
Nanto Bank Ltd/The	7,100	305,544
Nishi-Nippon Financial Holdings Inc	33,700	812,232
North Pacific Bank Ltd	75,600	449,907
Ogaki Kyoritsu Bank Ltd/The	9,500	345,600
Rakuten Bank Ltd (b)	27,500	1,308,542
San-In Godo Bank Ltd/The	40,200	409,897
Senshu Ikeda Holdings Inc	63,700	335,870
Seven Bank Ltd	167,300	321,390
Shiga Bank Ltd/The	9,900	504,723
Shizuoka Financial Group Inc	124,400	2,024,032
Suruga Bank Ltd	33,600	420,977
Toho Bank Ltd/The	55,700	216,306
Tokyo Kiraboshi Financial Group Inc	6,600	429,452
TOMONY Holdings Inc	47,900	270,204
Yamaguchi Financial Group Inc	50,600	803,009
		26,921,071
Capital Markets - 0.2%
GMO Financial Holdings Inc	10,400	59,742
Integral Corp (e)	2,900	66,429
JAFCO Group Co ltd	14,500	228,753
M&A Capital Partners Co Ltd	4,800	97,545
Matsui Securities Co Ltd	29,900	175,814
Monex Group Inc	50,900	233,516
Nihon M&A Center Holdings Inc	82,900	379,842
Okasan Securities Group Inc	40,700	232,481
Tokai Tokyo Financial Holdings Inc	64,700	309,369
		1,783,491
Consumer Finance - 0.3%
Acom Co Ltd	113,800	375,975
AEON Financial Service Co Ltd	30,700	334,554
Aiful Corp	89,400	317,140
Credit Saison Co Ltd	34,500	925,365
Jaccs Co Ltd	6,400	175,136
Marui Group Co Ltd	47,200	922,895
Orient Corp	22,020	156,371
		3,207,436
Financial Services - 0.3%
Financial Partners Group Co Ltd	17,000	222,771
Fuyo General Lease Co Ltd	14,400	404,104
GMO Payment Gateway Inc	12,100	698,666
Japan Securities Finance Co Ltd	22,600	310,465
Mizuho Leasing Co Ltd	40,100	368,974
Ricoh Leasing Co Ltd	3,900	150,950
Tokyo Century Corp	42,500	590,568
Zenkoku Hosho Co Ltd	29,300	581,797
		3,328,295
Insurance - 0.0%
LIFENET INSURANCE CO (b)(e)	17,300	223,683
TOTAL FINANCIALS		35,463,976
Health Care - 1.5%
Biotechnology - 0.1%
GNI Group Ltd (b)(e)	16,200	266,720
Peptidream Inc (b)	27,900	281,957
SanBio Co Ltd (b)(e)	15,300	182,797
Takara Bio Inc	13,500	70,832
		802,306
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	62,200	1,032,915
Eiken Chemical Co Ltd	8,300	128,286
Fukuda Denshi Co Ltd	4,400	241,096
Hogy Medical Co Ltd	5,800	250,724
Japan Lifeline Co Ltd	16,100	160,730
Mani Inc	21,900	215,377
Menicon Co Ltd	17,700	185,166
Nakanishi Inc	19,000	265,430
Nihon Kohden Corp	44,400	491,453
Nipro Corp	46,000	422,073
Paramount Bed Holdings Co Ltd	3,300	74,845
PHC Holdings Corp	8,900	62,339
		3,530,434
Health Care Providers & Services - 0.4%
Alfresa Holdings Corp	46,400	746,250
As One Corp	17,200	258,011
BML Inc	5,200	131,377
H.U. Group Holdings Inc	15,500	321,498
Medipal Holdings Corp	53,100	960,370
Ship Healthcare Holdings Inc	21,400	352,127
Suzuken Co Ltd/Aichi Japan	16,500	664,009
Toho Holdings Co Ltd	15,500	463,017
		3,896,659
Health Care Technology - 0.0%
JMDC Inc	7,600	166,477
Pharmaceuticals - 0.7%
Hisamitsu Pharmaceutical Co Inc	13,800	567,302
Kaken Pharmaceutical Co Ltd	8,200	215,385
Kissei Pharmaceutical Co Ltd	8,000	237,788
Kyorin Pharmaceutical Co Ltd	11,400	119,333
Mochida Pharmaceutical Co Ltd	6,300	147,364
Nippon Shinyaku Co Ltd	15,100	503,268
Nxera Pharma Co Ltd (b)	22,900	120,152
Ono Pharmaceutical Co Ltd	107,100	1,593,421
Santen Pharmaceutical Co Ltd	88,200	990,512
Sawai Group Holdings Co Ltd	31,200	477,798
Sumitomo Pharma Co Ltd (b)	51,300	761,412
Towa Pharmaceutical Co Ltd (e)	7,500	174,221
Tsumura & Co	16,300	430,039
Zeria Pharmaceutical Co Ltd	6,700	88,923
		6,426,918
TOTAL HEALTH CARE		14,822,794
Industrials - 8.6%
Air Freight & Logistics - 0.4%
AZ-COM MARUWA Holdings Inc	17,600	112,814
Hamakyorex Co Ltd	16,400	194,032
Konoike Transport Co Ltd	8,000	171,621
Mitsui-Soko Holdings Co Ltd	16,100	375,868
NIPPON EXPRESS HOLDINGS INC	59,700	1,352,855
Sankyu Inc	12,800	760,672
SBS Holdings Inc	5,100	127,039
Senko Group Holdings Co Ltd	38,100	473,542
Yamato Holdings Co Ltd	67,100	876,037
		4,444,480
Building Products - 0.6%
Bunka Shutter Co Ltd	15,400	201,108
Central Glass Co Ltd	6,200	145,826
Lixil Corp	78,200	895,642
Nichias Corp	15,600	781,008
Nichiha Corp	6,600	145,212
Nitto Boseki Co Ltd	7,000	670,781
Sanwa Holdings Corp	53,800	1,216,723
Shin Nippon Air Technologies Co Ltd	5,500	116,744
Sinko Industries Ltd	13,500	129,539
Takara Standard Co Ltd	10,500	199,877
Takasago Thermal Engineering Co Ltd (e)	26,200	756,746
TOTO Ltd	38,100	1,196,718
		6,455,924
Commercial Services & Supplies - 0.4%
ALSOK Co Ltd	102,100	790,028
Daiei Kankyo Co Ltd	11,400	300,174
Daiseki Co Ltd	10,180	228,254
Duskin Co Ltd	11,000	301,796
Itoki Corp (e)	11,700	196,714
Japan Elevator Service Holdings Co Ltd	41,100	431,688
Kokuyo Co Ltd	92,900	543,077
Matsuda Sangyo Co Ltd	3,900	155,738
Mitsubishi Pencil Co Ltd	10,500	155,370
Nippon Kanzai Holdings Co Ltd	5,100	90,855
Okamura Corp	17,100	262,091
Park24 Co Ltd	36,400	506,745
Pilot Corp	8,200	257,296
Prestige International Inc	24,800	110,892
TRE Holdings Corp	12,000	132,903
		4,463,621
Construction & Engineering - 1.8%
Chiyoda Corp (b)	44,100	365,315
Chudenko Corp	7,300	207,783
COMSYS Holdings Corp	32,200	1,002,869
Dai-Dan Co Ltd	25,500	441,257
EXEO Group Inc	53,500	892,070
Hazama Ando Corp	40,900	527,768
INFRONEER Holdings Inc	55,116	824,817
JGC Holdings Corp	63,300	884,507
Kandenko Co Ltd	29,400	1,056,812
Kinden Corp	34,300	1,515,530
Kraftia Corp	12,200	635,463
Kumagai Gumi Co Ltd	36,900	413,444
MIRAIT ONE corp	25,000	598,992
Nippon Densetsu Kogyo Co Ltd	9,500	213,928
Nishimatsu Construction Co Ltd	8,300	308,488
Okumura Corp	8,800	366,193
Penta-Ocean Construction Co Ltd	78,000	816,994
Raito Kogyo Co Ltd	9,700	219,059
Raiznext Corp	6,400	104,212
Sanki Engineering Co Ltd	10,100	433,995
Shimizu Corp	143,500	2,539,253
Shinnihon Corp	6,900	88,946
SHO-BOND Holdings Co Ltd	43,600	391,177
Taihei Dengyo Kaisha Ltd	12,000	173,378
Taikisha Ltd	12,600	280,887
Takamatsu Construction Group Co Ltd	5,200	128,354
Toa Corp/Tokyo	16,300	330,719
Toda Corp	59,600	519,709
Toenec Corp	12,900	170,461
Tokyu Construction Co Ltd	24,300	200,511
Totetsu Kogyo Co Ltd	6,300	189,497
West Holdings Corp	5,800	59,626
Yokogawa Bridge Holdings Corp	9,100	182,870
Yurtec Corp	9,800	172,051
		17,256,935
Electrical Equipment - 0.4%
Daihen Corp	5,100	382,928
Furukawa Electric Co Ltd	19,200	1,678,574
Mabuchi Motor Co Ltd	48,200	451,291
Mirai Industry Co Ltd (e)	2,700	58,445
Nitto Kogyo Corp	6,800	181,468
Sanyo Denki Co Ltd	7,200	193,306
Sinfonia Technology Co Ltd	6,000	404,368
SWCC Corp	7,900	589,080
Toyo Tanso Co Ltd	3,800	132,592
Ushio Inc	18,400	329,336
		4,401,388
Ground Transportation - 0.9%
Fukuyama Transporting Co Ltd	5,200	154,226
Keikyu Corp	59,300	582,424
Keio Corp	29,100	725,244
Keisei Electric Railway Co Ltd	111,100	876,539
Kintetsu Group Holdings Co Ltd	51,900	1,075,493
Kyushu Railway Co	39,700	1,012,253
Maruzen Showa Unyu Co Ltd	3,300	179,116
Nagoya Railroad Co Ltd	53,100	592,726
Nankai Electric Railway Co Ltd	27,300	504,598
Nikkon Holdings Co Ltd (e)	27,000	639,409
Nishi-Nippon Railroad Co Ltd	17,000	312,626
Odakyu Electric Railway Co Ltd	89,600	959,338
Sakai Moving Service Co Ltd	6,600	124,358
Seino Holdings Co Ltd	26,800	416,997
Sotetsu Holdings Inc	22,700	410,040
Tobu Railway Co Ltd	51,500	907,473
		9,472,860
Industrial Conglomerates - 0.1%
Keihan Holdings Co Ltd	27,700	614,641
Nisshinbo Holdings Inc	41,900	387,296
TOKAI Holdings Corp	27,500	203,993
		1,205,930
Machinery - 2.7%
Aichi Corp	8,200	72,219
Amada Co Ltd	89,100	1,139,658
CKD Corp	15,400	408,982
Daiwa Industries Ltd	7,300	73,255
DMG Mori Co Ltd	38,900	683,691
Fuji Corp/Aichi	21,200	521,644
Galilei Co Ltd	6,800	169,385
Glory Ltd	12,500	324,777
Harmonic Drive Systems Inc	17,900	393,254
Hino Motors Ltd (b)	82,800	222,569
Hitachi Construction Machinery Co Ltd	27,800	907,326
Hoshizaki Corp	31,100	1,023,069
Japan Steel Works Ltd/The	18,100	998,213
Kanadevia Corp	45,700	301,792
Kitz Corp	17,300	224,802
Kurita Water Industries Ltd	29,900	1,490,170
Kyokuto Kaihatsu Kogyo Co Ltd	8,500	181,523
Makino Milling Machine Co Ltd	6,700	492,673
Max Co Ltd	6,600	278,909
Meidensha Corp	9,700	378,573
METAWATER Co Ltd	6,900	147,354
MISUMI Group Inc	77,600	1,279,628
Mitsubishi Logisnext Co Ltd	9,000	90,663
Mitsuboshi Belting Ltd	6,500	169,262
Mitsui E&S Co Ltd	28,000	1,242,957
Miura Co Ltd	25,200	517,157
Morita Holdings Corp	8,600	155,596
Nabtesco Corp	33,000	891,529
Nachi-Fujikoshi Corp	3,900	123,356
Namura Shipbuilding Co Ltd (e)	14,800	401,654
NGK Insulators Ltd	68,200	1,625,677
Nitta Corp	5,300	139,555
Nomura Micro Science Co Ltd	8,200	184,919
Noritake Co Ltd	5,100	202,339
NSK Ltd	107,200	743,944
NTN Corp	128,400	306,481
Obara Group Inc	2,800	68,298
OKUMA Corp	12,500	309,350
Organo Corp	8,000	838,976
OSG Corp	19,000	320,861
Shibaura Machine Co Ltd	6,300	173,010
Shibuya Corp	4,000	90,980
Shinmaywa Industries Ltd	14,900	210,464
Sumitomo Heavy Industries Ltd	31,700	986,477
Tadano Ltd	23,900	175,899
Takeuchi Manufacturing Co Ltd	9,800	404,639
Takuma Co Ltd	16,100	259,664
THK Co Ltd	30,700	911,716
Tocalo Co Ltd	16,100	268,507
Tsubakimoto Chain Co	19,500	298,246
Tsugami Corp	11,200	232,308
Tsurumi Manufacturing Co Ltd	8,800	124,073
Union Tool Co	2,500	166,548
YAMABIKO Corp	8,100	168,009
Yaskawa Electric Corp	64,900	2,061,150
		26,577,730
Marine Transportation - 0.0%
Iino Kaiun Kaisha Ltd	20,100	203,650
NS United Kaiun Kaisha Ltd	3,200	142,465
		346,115
Professional Services - 0.5%
BayCurrent Inc	40,100	1,409,822
Bell System24 Holdings Inc	9,500	87,904
dip Corp	9,500	125,901
Funai Soken Holdings Inc	19,600	141,845
Infomart Corp	54,700	159,760
JAC Recruitment Co Ltd	18,800	120,142
MEITEC Group Holdings Inc	19,900	444,651
Nomura Co Ltd	22,000	194,185
Open Up Group Inc	15,400	184,689
Pasona Group Inc	5,100	65,611
Persol Holdings Co Ltd	521,500	911,176
SMS Co Ltd	18,900	199,552
Timee Inc (b)(e)	17,000	148,734
TKC Corp	8,100	212,758
Transcosmos Inc	6,200	151,034
UT Group CO Ltd (e)	130,500	173,708
Visional Inc (b)	6,900	379,821
		5,111,293
Trading Companies & Distributors - 0.6%
Hanwa Co Ltd	8,400	426,622
Inaba Denki Sangyo Co Ltd	29,200	485,472
Inabata & Co Ltd	12,100	305,706
Japan Pulp & Paper Co Ltd	25,400	158,381
Kanamoto Co Ltd	8,400	201,913
Kanematsu Corp	46,200	605,711
Nagase & Co Ltd	22,100	572,778
Nishio Holdings Co Ltd	5,200	161,282
Senshu Electric Co Ltd	3,600	134,220
Sojitz Corp	59,860	2,176,868
Totech Corp	7,300	189,623
Trusco Nakayama Corp	13,200	208,201
Wakita & Co Ltd	9,000	117,180
Yamazen Corp	13,900	127,988
Yuasa Trading Co Ltd	4,300	157,263
		6,029,208
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co Ltd	18,500	577,617
Kamigumi Co Ltd	22,700	793,092
Mitsubishi Logistics Corp	70,600	601,943
Sumitomo Warehouse Co Ltd/The	14,300	342,346
		2,314,998
TOTAL INDUSTRIALS		88,080,482
Information Technology - 4.2%
Electronic Equipment, Instruments & Components - 2.0%
Ai Holdings Corp	10,400	179,023
Alps Alpine Co Ltd	47,200	614,399
Amano Corp	14,100	356,600
Anritsu Corp	37,000	512,229
Azbil Corp	131,600	1,145,420
Canon Marketing Japan Inc	14,200	618,429
Citizen Watch Co Ltd	56,500	497,606
Daiwabo Holdings Co Ltd	21,800	427,661
Dexerials Corp	48,000	833,859
Furuno Electric CO Ltd	6,800	313,285
Hakuto Co Ltd	3,400	91,172
Hamamatsu Photonics KK	82,400	911,533
Hioki EE Corp	2,600	103,489
Hirose Electric Co Ltd	8,200	878,761
Horiba Ltd	9,700	1,147,942
Hosiden Corp	12,100	200,546
Ibiden Co Ltd	68,600	3,647,644
Japan Aviation Electronics Industry Ltd	13,200	204,704
Jeol Ltd	12,600	505,433
Kaga Electronics Co Ltd	9,600	239,752
Macnica Holdings Inc	40,700	696,392
Maruwa Co Ltd/Aichi	2,500	769,579
Maxell Ltd	11,500	164,594
Meiko Electronics Co Ltd	5,800	476,338
Nichicon Corp	12,200	132,595
Nippon Electric Glass Co Ltd	19,200	832,339
Nohmi Bosai Ltd	7,000	171,653
Oki Electric Industry Co Ltd	23,900	314,888
Omron Corp (e)	53,200	1,346,500
Rigaku Holdings Corp	32,500	253,263
Riken Keiki Co Ltd	8,800	187,077
Ryoyo Ryosan Holdings Inc	9,092	182,709
Taiyo Yuden Co Ltd	35,500	743,445
Tokyo Electron Device Ltd	5,700	130,198
		19,831,057
IT Services - 0.4%
Argo Graphics Inc	18,500	172,018
BIPROGY Inc	21,600	715,581
Change Holdings Inc (e)	10,600	71,986
Dentsu Soken Inc	22,200	349,439
Digital Garage Inc	5,400	87,860
DTS Corp	37,100	301,575
Future Corp	12,100	148,240
GMO internet group Inc	17,200	427,999
Mitsubishi Research Institute Inc	2,600	81,481
NS Solutions Corp (e)	18,400	485,444
NSD Co Ltd	18,700	391,859
Sakura Internet Inc (e)	7,400	127,095
SHIFT Inc (b)(e)	54,000	255,310
Simplex Holdings Inc	40,400	250,346
TechMatrix Corp	11,100	151,624
Zuken Inc	4,100	127,694
		4,145,551
Semiconductors & Semiconductor Equipment - 1.1%
Ferrotec Corp	12,000	459,809
Japan Material Co Ltd	19,500	224,787
Kokusai Electric Corp	54,500	2,253,812
Megachips Corp	2,900	159,279
Micronics Japan Co Ltd	8,100	466,865
Mitsui High-Tec Inc	25,100	120,667
Rohm Co Ltd	98,200	1,709,426
Rorze Corp	30,100	639,499
RS Technologies Co Ltd	4,100	100,804
Sanken Electric Co Ltd (b)	5,300	250,925
Shibaura Mechatronics Corp	3,600	544,792
Socionext Inc	51,600	687,344
SUMCO Corp	100,400	1,047,077
Tokyo Seimitsu Co Ltd	11,500	1,036,605
Towa Corp	17,000	327,675
Tri Chemical Laboratories Inc	7,500	159,925
Ulvac Inc	13,300	713,298
		10,902,589
Software - 0.2%
Appier Group Inc	19,300	129,448
Cybozu Inc	6,700	103,210
Digital Arts Inc	3,100	112,374
Freee KK (b)(e)	12,700	222,472
Justsystems Corp	6,400	197,674
Money Forward Inc (b)(e)	12,700	320,290
OBIC Business Consultants Co Ltd	8,600	381,210
PKSHA Technology Inc (b)	5,700	116,018
Plus Alpha Consulting Co Ltd	7,200	102,956
Rakus Co Ltd	46,000	261,745
Sansan Inc (b)	20,000	193,202
Systena Corp	73,400	240,936
WingArc1st Inc	5,400	113,750
		2,495,285
Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd	66,400	1,348,080
Eizo Corp	8,500	118,690
Elecom Co Ltd	11,600	123,376
Konica Minolta Inc	137,500	596,432
MCJ Co Ltd	18,500	188,036
Ricoh Co Ltd	155,200	1,365,872
Riso Kagaku Corp	8,900	69,930
Seiko Epson Corp	86,000	1,098,895
Sun Corp (e)	3,400	182,127
Toshiba TEC Corp	9,000	150,969
Wacom Co Ltd	34,400	165,821
		5,408,228
TOTAL INFORMATION TECHNOLOGY		42,782,710
Materials - 4.1%
Chemicals - 2.7%
ADEKA Corp	22,300	660,671
Aica Kogyo Co Ltd	15,300	347,008
Air Water Inc	52,900	801,396
Artience Co Ltd	10,000	239,080
ASAHI YUKIZAI CORP	3,600	125,614
C Uyemura & Co Ltd	2,900	334,673
Chugoku Marine Paints Ltd	11,200	315,172
Daicel Corp	61,100	574,638
Denka Co Ltd	24,300	466,263
DIC Corp	21,600	527,578
Fujimi Inc	14,800	261,075
Fuso Chemical Co Ltd	5,600	269,217
Ise Chemicals Corp (e)	5,000	191,587
JCU Corp	5,600	204,446
Kaneka Corp	12,200	369,011
Kansai Paint Co Ltd	40,800	650,253
KeePer Technical Laboratory Co Ltd	3,600	74,438
KH Neochem Co Ltd	8,900	146,186
Konishi Co Ltd	13,900	116,851
Kumiai Chemical Industry Co Ltd	20,300	92,213
Kuraray Co Ltd	79,000	850,184
Kureha Corp	7,800	221,259
Lintec Corp	12,600	387,949
Mitsubishi Gas Chemical Co Inc	42,600	843,136
Mitsui Chemicals Inc	103,400	1,507,305
Nihon Parkerizing Co Ltd	20,500	194,853
Nippon Kayaku Co Ltd	36,600	425,100
Nippon Shokubai Co Ltd	31,200	448,566
Nippon Soda Co Ltd	12,200	290,495
Nissan Chemical Corp	35,300	1,214,150
NOF Corp	57,600	1,109,682
Okamoto Industries Inc	2,500	88,847
Osaka Soda Co Ltd	21,100	305,947
PILLAR Corp /Japan	4,600	191,716
Resonac Holdings Corp (e)	50,273	2,907,363
Sakata INX Corp	11,600	177,418
Sanyo Chemical Industries Ltd	3,300	117,705
Shikoku Kasei Holdings Corp	7,600	210,920
Shin-Etsu Polymer Co Ltd	10,500	136,847
Sumitomo Bakelite Co Ltd	21,500	755,751
Sumitomo Chemical Co Ltd	427,700	1,298,908
T Hasegawa Co Ltd	8,400	154,203
Taiyo Holdings Co Ltd (e)	23,500	759,240
Takasago International Corp	17,000	165,760
Teijin Ltd	51,500	497,330
Toagosei Co Ltd	24,000	272,318
Tokai Carbon Co Ltd	58,400	402,642
Tokuyama Corp	18,700	487,921
Tokyo Ohka Kogyo Co Ltd	27,500	1,293,083
Tosoh Corp	79,000	1,286,889
Toyobo Co Ltd	22,900	196,210
UBE Corp	27,500	474,622
Zacros Corp	16,300	122,598
Zeon Corp	43,300	527,820
		27,092,107
Construction Materials - 0.1%
Krosaki Harima Corp	5,200	140,618
Maeda Kosen Co Ltd	12,600	150,620
Mitani Sekisan Co Ltd	2,400	118,635
Shinagawa Refra Co Ltd	6,700	92,777
Sumitomo Osaka Cement Co Ltd	9,000	242,446
Taiheiyo Cement Corp	30,500	835,420
		1,580,516
Containers & Packaging - 0.1%
FP Corp	11,900	202,767
Fuji Seal International Inc	11,200	231,223
Rengo Co Ltd	53,900	460,776
Toyo Seikan Group Holdings Ltd	28,500	713,605
		1,608,371
Metals & Mining - 1.0%
Aichi Steel Corp	9,300	185,087
ARE Holdings Inc	21,500	504,297
Daido Steel Co Ltd	37,400	479,704
Dowa Holdings Co Ltd	15,100	899,014
Kobe Steel Ltd	107,600	1,548,019
Kyoei Steel Ltd	5,300	85,239
Maruichi Steel Tube Ltd	50,500	500,236
Mitsubishi Materials Corp	35,900	1,031,812
Mitsui Kinzoku Co Ltd	16,400	2,158,620
Nippon Light Metal Holdings Co Ltd	16,100	284,216
Nittetsu Mining Co Ltd	13,000	304,924
Osaka Steel Co Ltd	3,800	77,467
Tokyo Steel Manufacturing Co Ltd	15,300	149,283
UACJ Corp	42,700	674,051
Yamato Kogyo Co Ltd	11,100	800,439
Yodoko Ltd	29,000	262,529
		9,944,937
Paper & Forest Products - 0.2%
Daio Paper Corp	25,000	157,017
Hokuetsu Corp (e)	29,900	174,655
Nippon Paper Industries Co Ltd	28,800	219,592
Oji Holdings Corp	217,500	1,286,224
		1,837,488
TOTAL MATERIALS		42,063,419
Real Estate - 3.1%
Diversified REITs - 0.8%
Activia Properties Inc	572	534,079
Daiwa House REIT Investment Corp	1,244	1,083,556
Hankyu Hanshin REIT Inc	177	187,682
Heiwa Real Estate REIT Inc	317	312,576
Hulic Reit Inc	367	408,357
KDX Realty Investment Corp	1,172	1,266,966
Mirai Corp	538	173,644
MIRARTH Real Estate Investment Corp	256	154,665
Mori Trust Reit Inc	757	380,065
NIPPON REIT Investment Corp	499	309,860
Nomura Real Estate Master Fund Inc	1,127	1,216,863
NTT UD REIT Investment Corp	398	366,728
Sekisui House Reit Inc	1,158	679,416
Star Asia Investment Corp	762	295,425
United Urban Investment Corp	886	1,023,056
		8,392,938
Hotel & Resort REITs - 0.2%
Hoshino Resorts REIT Inc	167	277,002
Invincible Investment Corp	2,191	925,895
Japan Hotel REIT Investment Corp	1,456	781,814
		1,984,711
Industrial REITs - 0.5%
CRE Logistics REIT Inc	167	179,776
GLP J-REIT	1,303	1,197,251
Industrial & Infrastructure Fund Investment Corp	685	663,046
Japan Logistics Fund Inc	707	461,862
LaSalle Logiport REIT	510	517,382
Mitsubishi Estate Logistics REIT Investment Corp	400	339,881
Mitsui Fudosan Logistics Park Inc	922	687,508
Nippon Prologis REIT Inc	1,923	1,122,040
SOSiLA Logistics REIT Inc	193	159,628
		5,328,374
Office REITs - 0.5%
Daiwa Office Investment Corp	163	388,120
Global One Real Estate Investment Corp	276	243,435
Ichigo Office REIT Investment Corp	281	176,306
Japan Excellent Inc	311	300,631
Japan Prime Realty Investment Corp	954	646,644
Japan Real Estate Investment Corp	1,829	1,474,924
Mori Hills REIT Investment Corp	414	388,426
Orix JREIT Inc	1,501	1,004,805
Tokyu REIT Inc	218	292,150
		4,915,441
Real Estate Management & Development - 0.6%
Goldcrest Co Ltd	4,000	85,809
Heiwa Real Estate Co Ltd	11,400	166,403
Ichigo Inc	56,700	149,114
Kasumigaseki Capital Co Ltd (e)	5,400	260,649
Katitas Co Ltd	14,800	291,677
Keihanshin Building Co Ltd	8,300	102,597
Leopalace21 Corp	56,800	253,244
Nomura Real Estate Holdings Inc	158,100	1,048,143
Relo Group Inc	26,200	296,604
Starts Corp Inc	9,200	290,993
Sun Frontier Fudousan Co Ltd	8,200	129,655
Tokyo Tatemono Co Ltd	53,900	1,263,913
Tokyu Fudosan Holdings Corp	164,800	1,519,044
Tosei Corp	16,400	166,480
		6,024,325
Residential REITs - 0.2%
Advance Residence Investment Corp	822	892,324
Comforia Residential REIT Inc	573	413,940
Daiwa Securities Living Investments Corp	576	427,273
Mitsui Fudosan Accommodations Fund Inc	681	608,570
Samty Residential Investment Corp	97	71,390
		2,413,497
Retail REITs - 0.3%
AEON REIT Investment Corp	451	389,919
Frontier Real Estate Investment Corp	689	405,582
Fukuoka REIT Corp	196	236,198
Japan Metropolitan Fund Invest	2,057	1,617,581
		2,649,280
TOTAL REAL ESTATE		31,708,566
Utilities - 0.8%
Electric Utilities - 0.6%
Chugoku Electric Power Co Inc/The	88,700	566,096
Hokkaido Electric Power Co Inc	49,600	336,201
Hokuriku Electric Power Co	49,100	310,031
Kyushu Electric Power Co Inc	122,100	1,358,990
Shikoku Electric Power Co Inc	44,700	452,315
Tohoku Electric Power Co Inc	136,700	985,766
Tokyo Electric Power Co Holdings Inc (b)	437,000	1,640,303
		5,649,702
Gas Utilities - 0.1%
K&O Energy Group Inc	3,200	87,568
Nippon Gas Co Ltd	30,800	583,321
Shizuoka Gas Co Ltd	10,700	84,557
Toho Gas Co Ltd	18,400	608,142
		1,363,588
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co Ltd	42,000	891,238
TOTAL UTILITIES		7,904,528
TOTAL JAPAN		358,143,081
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
RTL Group SA (Germany) (e)	11,103	484,981
SES SA Series A depository receipt	104,317	855,673
TOTAL COMMUNICATION SERVICES		1,340,654
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	12,634	547,212
TOTAL LUXEMBOURG		1,887,866
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MGM China Holdings Ltd	269,200	430,742
SJM Holdings Ltd (b)(e)	809,000	248,538
Wynn Macau Ltd	445,600	330,260

TOTAL MACAU		1,009,540
NETHERLANDS - 1.1%
Communication Services - 0.0%
Media - 0.0%
Havas NV	18,299	378,460
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Basic-Fit NV (b)(c)(d)	13,965	532,689
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Redcare Pharmacy NV (b)(c)(d)(e)	4,692	347,882
Sligro Food Group NV	6,714	90,408
TOTAL CONSUMER STAPLES		438,290
Energy - 0.2%
Energy Equipment & Services - 0.1%
SBM Offshore NV	40,393	1,446,929
Oil, Gas & Consumable Fuels - 0.1%
Koninklijke Vopak NV	16,492	822,222
TOTAL ENERGY		2,269,151
Financials - 0.1%
Capital Markets - 0.1%
Flow Traders Ltd (b)	9,780	318,336
Van Lanschot Kempen NV depository receipt	7,915	479,423
TOTAL FINANCIALS		797,759
Health Care - 0.1%
Biotechnology - 0.1%
Pharming Group NV (b)	196,911	399,596
Pharmaceuticals - 0.0%
Pharvaris NV (b)	6,469	174,986
TOTAL HEALTH CARE		574,582
Industrials - 0.4%
Air Freight & Logistics - 0.0%
PostNL NV	93,277	130,798
Construction & Engineering - 0.2%
Fugro NV	32,710	451,703
Koninklijke BAM Groep NV	70,197	735,559
Koninklijke Heijmans N.V depository receipt	7,095	577,771
		1,765,033
Electrical Equipment - 0.0%
TKH Group NV depository receipt	10,793	473,871
Machinery - 0.1%
Aalberts NV	28,522	1,097,426
Professional Services - 0.1%
Arcadis NV	20,765	930,894
TOTAL INDUSTRIALS		4,398,022
Information Technology - 0.0%
Software - 0.0%
TomTom NV (b)	16,645	125,088
Materials - 0.1%
Chemicals - 0.1%
Corbion NV	14,992	359,681
OCI NV (e)	31,221	124,716
		484,397
Metals & Mining - 0.0%
AMG Critical Materials NV	8,736	374,030
TOTAL MATERIALS		858,427
Real Estate - 0.1%
Retail REITs - 0.1%
Eurocommercial Properties NV	12,927	380,777
Wereldhave NV	10,598	261,925
TOTAL REAL ESTATE		642,702
TOTAL NETHERLANDS		11,015,170
NEW ZEALAND - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Spark New Zealand Ltd	541,053	736,236
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryman Healthcare Ltd (b)	263,830	441,609
Industrials - 0.1%
Building Products - 0.1%
Fletcher Building Ltd (b)	307,802	693,125
Passenger Airlines - 0.0%
Air New Zealand Ltd	453,345	158,316
TOTAL INDUSTRIALS		851,441
Real Estate - 0.0%
Industrial REITs - 0.0%
Goodman Property Trust	306,310	356,871
Retail REITs - 0.0%
Kiwi Property Group Ltd	465,784	283,253
TOTAL REAL ESTATE		640,124
Utilities - 0.1%
Electric Utilities - 0.1%
Mercury NZ Ltd	203,500	775,598
TOTAL NEW ZEALAND		3,445,008
NORWAY - 1.7%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Vend Marketplaces ASA B Shares	48,747	1,347,433
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	44,924	412,832
Consumer Staples - 0.1%
Food Products - 0.1%
Austevoll Seafood ASA	26,095	251,182
Grieg Seafood ASA (b)	12,879	99,496
Leroy Seafood Group ASA	75,777	373,593
TOTAL CONSUMER STAPLES		724,271
Energy - 0.3%
Energy Equipment & Services - 0.2%
Aker Solutions ASA	84,488	307,931
BW Offshore Ltd	25,783	125,829
DOF Group ASA A Shares	42,478	497,536
Odfjell Drilling Ltd	33,809	335,966
TGS ASA	56,737	598,027
		1,865,289
Oil, Gas & Consumable Fuels - 0.1%
BLUENORD ASA	6,388	297,494
DNO ASA A Shares	128,400	215,722
Frontline PLC (Norway)	41,412	1,180,375
		1,693,591
TOTAL ENERGY		3,558,880
Financials - 0.6%
Banks - 0.3%
SpareBank 1 Nord Norge	27,048	412,411
Sparebank 1 Oestlandet	13,643	277,492
SpareBank 1 SMN	36,692	737,764
SpareBank 1 Sor-Norge ASA	59,116	1,194,536
		2,622,203
Insurance - 0.3%
Protector Forsikring ASA	15,372	834,802
Storebrand ASA A Shares	118,183	2,067,788
		2,902,590
TOTAL FINANCIALS		5,524,793
Industrials - 0.4%
Construction & Engineering - 0.0%
Norconsult Norge AS	32,103	151,340
Industrial Conglomerates - 0.1%
Aker ASA A Shares	6,350	585,515
Machinery - 0.1%
AutoStore Holdings Ltd (b)(c)(d)	341,235	398,264
TOMRA Systems ASA	63,671	846,919
		1,245,183
Marine Transportation - 0.2%
Hoegh Autoliners ASA (e)	30,131	336,962
MPC Container Ships ASA (e)	101,217	195,960
Odfjell SE A Shares	5,262	74,527
Stolt-Nielsen Ltd	6,798	213,529
Wallenius Wilhelmsen ASA	30,626	355,218
Wilh Wilhelmsen Holding ASA A Shares	3,263	232,091
		1,408,287
Passenger Airlines - 0.0%
Norwegian Air Shuttle ASA	152,367	257,571
TOTAL INDUSTRIALS		3,647,896
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Kitron ASA	56,498	483,699
Norbit ASA	9,951	190,330
		674,029
Semiconductors & Semiconductor Equipment - 0.1%
Nordic Semiconductor ASA (b)	51,499	693,035
Software - 0.0%
LINK Mobility Group Holding ASA (b)(e)	72,240	251,664
TOTAL INFORMATION TECHNOLOGY		1,618,728
Materials - 0.0%
Chemicals - 0.0%
Elkem ASA (c)(d)(e)	81,211	241,513
Containers & Packaging - 0.0%
Elopak ASA	38,880	202,262
TOTAL MATERIALS		443,775
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Entra ASA (c)(d)	13,163	154,449
Public Property Invest AS	36,524	90,451
TOTAL REAL ESTATE		244,900
TOTAL NORWAY		17,523,508
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Hochschild Mining PLC	96,379	891,510
PORTUGAL - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NOS SGPS SA	58,622	304,703
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sonae SGPS SA	228,259	478,903
Industrials - 0.0%
Air Freight & Logistics - 0.0%
CTT-Correios de Portugal SA	23,094	185,873
Construction & Engineering - 0.0%
Mota-Engil SGPS SA (e)	26,313	138,983
TOTAL INDUSTRIALS		324,856
Materials - 0.2%
Containers & Packaging - 0.1%
Corticeira Amorim SGPS SA	11,434	90,672
Paper & Forest Products - 0.1%
Altri SGPS SA (e)	17,958	92,171
Navigator Co SA/The (e)	60,807	230,216
Semapa-Sociedade de Investimento e Gestao	4,484	119,058
		441,445
TOTAL MATERIALS		532,117
Utilities - 0.0%
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	104,519	426,187
TOTAL PORTUGAL		2,066,766
SINGAPORE - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (d)	830,700	639,954
Wireless Telecommunication Services - 0.0%
StarHub Ltd	172,500	154,587
TOTAL COMMUNICATION SERVICES		794,541
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Singapore Ltd	1,712,300	989,341
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Olam Group Ltd	275,700	192,888
Sheng Siong Group Ltd	194,200	415,238
		608,126
Food Products - 0.0%
Food Empire Holdings Ltd	62,500	132,655
TOTAL CONSUMER STAPLES		740,781
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BW LPG Ltd (c)(d)	27,113	427,367
Hafnia Ltd	79,933	491,525
TOTAL ENERGY		918,892
Financials - 0.1%
Capital Markets - 0.1%
iFAST Corp Ltd	47,400	392,733
Yangzijiang Financial Holding Ltd	548,100	152,956
TOTAL FINANCIALS		545,689
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Riverstone Holdings Ltd (e)	173,600	104,397
Health Care Providers & Services - 0.0%
Raffles Medical Group Ltd	243,300	190,302
TOTAL HEALTH CARE		294,699
Industrials - 0.3%
Air Freight & Logistics - 0.0%
Singapore Post Ltd (e)	483,900	150,256
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	616,000	711,831
Machinery - 0.1%
Hong Leong Asia Ltd	53,200	143,444
Seatrium Ltd (e)	634,900	1,053,093
		1,196,537
Marine Transportation - 0.0%
Yangzijiang Maritime Development Ltd	548,100	258,517
Transportation Infrastructure - 0.1%
SATS Ltd	254,958	759,603
SIA Engineering Co Ltd	81,900	212,460
		972,063
TOTAL INDUSTRIALS		3,289,204
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Venture Corp Ltd	78,300	1,006,371
Semiconductors & Semiconductor Equipment - 0.0%
UMS Integration Ltd (e)	204,250	215,152
TOTAL INFORMATION TECHNOLOGY		1,221,523
Materials - 0.0%
Chemicals - 0.0%
Keppel Infrastructure Trust	1,213,230	495,936
Real Estate - 1.3%
Diversified REITs - 0.2%
Mapletree Pan Asia Commercial Trust	680,800	781,360
Stoneweg Europe Stapled Trust unit	104,790	197,498
Suntec Real Estate Investment Trust	543,700	615,461
		1,594,319
Health Care REITs - 0.0%
Parkway Life Real Estate Investment Trust	129,300	414,703
Hotel & Resort REITs - 0.1%
CapitaLand Ascott Trust unit	759,700	585,258
CDL Hospitality Trusts unit	237,100	161,223
Far East Hospitality Trust unit	300,500	144,096
		890,577
Industrial REITs - 0.4%
AIMS APAC REIT	161,673	190,637
ESR-REIT	173,286	371,882
Frasers Logistics & Commercial Trust (d)	812,100	644,777
Mapletree Industrial Trust	612,645	1,016,179
Mapletree Logistics Trust	1,021,375	1,083,922
		3,307,397
Office REITs - 0.1%
Keppel REIT	962,721	745,445
Real Estate Management & Development - 0.3%
Capitaland India Trust	272,165	265,297
Centurion Corp Ltd	57,200	68,347
City Developments Ltd	143,300	1,045,377
Propnex Ltd (d)	52,500	90,382
UOL Group Ltd	132,900	1,132,486
		2,601,889
Retail REITs - 0.1%
CapitaLand China Trust	350,200	216,105
Frasers Centrepoint Trust	374,394	659,258
Lendlease Global Commercial REIT	631,132	317,526
Starhill Global REIT	436,374	202,390
		1,395,279
Specialized REITs - 0.1%
Digital Core REIT Management Pte Ltd	259,000	139,860
Keppel DC REIT (e)	595,247	1,066,868
NTT DC REIT	204,800	208,896
		1,415,624
TOTAL REAL ESTATE		12,365,233
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	5,909	422,065
TOTAL SINGAPORE		22,077,904
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Pan African Resources PLC	580,646	1,050,365
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Scatec ASA (b)(c)(d)	36,409	435,902
TOTAL SOUTH AFRICA		1,486,267
SPAIN - 1.5%
Communication Services - 0.0%
Media - 0.0%
Atresmedia Corp de Medios de Comunicacion SA	28,366	176,524
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
CIE Automotive SA	11,877	405,458
Gestamp Automocion SA (c)(d)	41,446	148,956
		554,414
Hotels, Restaurants & Leisure - 0.1%
Cirsa Enterprises SA (b)	9,483	163,215
eDreams ODIGEO SA (b)	24,088	99,934
HBX Group International PLC (b)(e)	20,855	193,314
Melia Hotels International SA	31,451	280,722
		737,185
Household Durables - 0.0%
Neinor Homes SA (c)(d)	11,641	277,353
TOTAL CONSUMER DISCRETIONARY		1,568,952
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Distribuidora Internacional de Alimentacion SA (b)	4,241	196,810
Food Products - 0.1%
Viscofan SA	11,231	750,834
TOTAL CONSUMER STAPLES		947,644
Energy - 0.0%
Energy Equipment & Services - 0.0%
Tecnicas Reunidas SA (b)	12,734	481,205
Financials - 0.1%
Banks - 0.1%
Unicaja Banco SA (c)(d)	294,389	1,007,081
Insurance - 0.0%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	156,039	217,514
TOTAL FINANCIALS		1,224,595
Health Care - 0.1%
Biotechnology - 0.0%
Pharma Mar SA	3,661	342,609
Pharmaceuticals - 0.1%
Almirall SA	21,279	318,315
Laboratorios Farmaceuticos Rovi SA	5,188	442,156
		760,471
TOTAL HEALTH CARE		1,103,080
Industrials - 0.4%
Air Freight & Logistics - 0.1%
Logista Integral SA	16,827	614,732
Commercial Services & Supplies - 0.1%
Befesa SA (c)(d)	9,598	352,459
Prosegur Cash SA (c)(d)	83,530	63,467
Prosegur Comp Securidad SA	30,936	103,226
		519,152
Construction & Engineering - 0.1%
Elecnor SA	11,116	354,443
Sacyr SA	148,632	698,734
Sacyr SA rights 1/27/2026 (b)	148,632	8,735
		1,061,912
Machinery - 0.1%
Construcciones y Auxiliar de Ferrocarriles SA	5,335	356,032
Fluidra SA	27,517	799,777
		1,155,809
TOTAL INDUSTRIALS		3,351,605
Information Technology - 0.1%
IT Services - 0.1%
Indra Sistemas SA (e)	22,745	1,472,059
Materials - 0.1%
Containers & Packaging - 0.1%
Vidrala SA	6,545	685,042
Metals & Mining - 0.0%
Atalaya Mining Copper SA	27,889	392,304
Paper & Forest Products - 0.0%
Ence Energia y Celulosa SA (b)(e)	31,947	84,295
TOTAL MATERIALS		1,161,641
Real Estate - 0.2%
Diversified REITs - 0.2%
Merlin Properties Socimi SA	112,971	1,675,216
Office REITs - 0.0%
Colonial SFL Socimi SA (e)	80,945	499,890
TOTAL REAL ESTATE		2,175,106
Utilities - 0.2%
Gas Utilities - 0.1%
Enagas SA	67,218	1,106,313
Independent Power and Renewable Electricity Producers - 0.1%
Grenergy Renovables SA (b)	4,064	462,939
Solaria Energia y Medio Ambiente SA (b)	21,660	477,292
		940,231
TOTAL UTILITIES		2,046,544
TOTAL SPAIN		15,708,955
SWEDEN - 4.8%
Communication Services - 0.1%
Entertainment - 0.1%
Coffee Stain Group AB B Shares	36,248	75,446
Embracer Group AB B Shares (b)	36,248	198,077
Hacksaw AB (b)	16,425	104,515
Modern Times Group MTG AB B Shares (b)	25,329	296,015
Paradox Interactive AB	10,628	154,513
		828,566
Interactive Media & Services - 0.0%
Hemnet Group AB	24,532	390,804
Media - 0.0%
Storytel AB B Shares	16,414	155,710
TOTAL COMMUNICATION SERVICES		1,375,080
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Dometic Group AB (c)	90,804	391,454
Broadline Retail - 0.0%
Boozt AB (b)(c)(d)	15,308	155,443
Rusta AB	14,936	137,161
		292,604
Diversified Consumer Services - 0.0%
AcadeMedia AB (c)(d)	20,813	220,104
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	31,934	374,998
Scandic Hotels Group AB (c)(d)	42,531	424,475
SkiStar AB B Shares	10,594	199,689
		999,162
Household Durables - 0.1%
Electrolux AB B Shares (b)	63,200	509,289
JM AB	17,370	266,376
		775,665
Leisure Products - 0.2%
Asmodee Group AB B Shares (b)	44,634	535,157
MIPS AB (d)	7,508	233,311
Thule Group AB (c)(d)	30,914	738,535
		1,507,003
Specialty Retail - 0.1%
Bilia AB A Shares	17,530	248,165
Clas Ohlson AB B Shares	11,140	381,443
Synsam AB	33,625	247,257
		876,865
Textiles, Apparel & Luxury Goods - 0.0%
New Wave Group AB B Shares	26,216	314,033
TOTAL CONSUMER DISCRETIONARY		5,376,890
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
Apotea Sverige AB (b)	16,845	112,653
Axfood AB B Shares	30,810	1,055,305
		1,167,958
Food Products - 0.2%
AAK AB	51,886	1,444,595
Cloetta AB B Shares	53,111	259,607
		1,704,202
TOTAL CONSUMER STAPLES		2,872,160
Financials - 0.5%
Banks - 0.0%
Norion Bank AB (b)	11,741	89,367
TF Bank AB (d)	7,356	141,909
		231,276
Capital Markets - 0.4%
Avanza Bank Holding AB	36,013	1,404,943
Bure Equity AB	15,974	394,172
Nordnet AB	39,422	1,276,374
Ratos AB B Shares	59,286	253,184
		3,328,673
Consumer Finance - 0.0%
Hoist Finance AB (c)(d)	13,672	192,014
Financial Services - 0.1%
Creades AB A Shares	14,459	112,490
Kinnevik AB B Shares (b)	69,909	572,928
Svolder AB B Shares	26,079	160,734
		846,152
TOTAL FINANCIALS		4,598,115
Health Care - 0.8%
Biotechnology - 0.1%
BioArctic AB B Shares (b)(c)(d)(e)	12,866	460,764
BioGaia AB B Shares	25,013	307,766
BoneSupport Holding AB (b)(c)(d)	16,248	337,455
Vitrolife AB	21,216	276,766
		1,382,751
Health Care Equipment & Supplies - 0.3%
Arjo AB B Shares	58,254	174,745
Elekta AB B Shares	105,595	678,084
Getinge AB B Shares	65,274	1,431,888
Vimian Group AB (b)(e)	59,568	178,554
Xvivo Perfusion AB (b)(e)	7,392	186,885
		2,650,156
Health Care Providers & Services - 0.2%
Ambea AB (c)(d)	21,640	330,400
Asker Healthcare Group AB (b)	60,513	509,988
Attendo AB (c)(d)	34,340	342,725
Medicover Ab B Shares	19,091	434,008
		1,617,121
Health Care Technology - 0.1%
RaySearch Laboratories AB B Shares	8,060	172,103
Sectra AB B Shares	39,180	968,559
		1,140,662
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	33,861	518,892
Medcap AB (b)	3,461	190,389
		709,281
Pharmaceuticals - 0.1%
Camurus AB (b)	11,146	835,246
TOTAL HEALTH CARE		8,335,217
Industrials - 1.1%
Aerospace & Defense - 0.0%
INVISIO AB	10,456	305,786
Mildef Group AB (e)	11,394	167,440
		473,226
Building Products - 0.1%
Inwido AB	16,455	284,117
Lindab International AB	21,350	448,692
Munters Group AB (c)(d)	37,036	729,702
		1,462,511
Commercial Services & Supplies - 0.2%
Bravida Holding AB (c)(d)	58,278	575,420
Intrum AB (b)	25,425	127,303
Loomis AB	19,586	812,685
Sdiptech AB B Shares (b)	9,065	173,718
		1,689,126
Construction & Engineering - 0.3%
Instalco AB (d)	70,828	202,922
NCC AB B Shares	25,081	643,110
Peab AB B Shares	48,299	482,583
Sweco AB B Shares	61,882	1,024,709
		2,353,324
Electrical Equipment - 0.1%
AQ Group AB	16,916	372,029
Plejd AB (b)	2,274	220,826
		592,855
Industrial Conglomerates - 0.1%
Nolato AB B Shares	54,845	358,347
Storskogen Group AB B Shares	417,253	506,372
		864,719
Machinery - 0.3%
Alimak Group AB (c)(d)	20,006	306,351
Electrolux Professional AB B Shares	64,436	444,885
Engcon AB B Shares	11,465	102,711
Husqvarna AB B Shares	100,907	516,911
Troax Group AB	11,209	182,465
VBG Group AB B Shares	5,197	224,275
		1,777,598
Professional Services - 0.0%
AFRY AB B Shares	28,381	450,209
Trading Companies & Distributors - 0.0%
Bufab AB	38,614	428,645
TOTAL INDUSTRIALS		10,092,213
Information Technology - 0.4%
Communications Equipment - 0.0%
HMS Networks AB (b)	9,445	425,409
Electronic Equipment, Instruments & Components - 0.3%
Lagercrantz Group AB B Shares	57,113	1,254,146
Mycronic AB	44,873	1,036,751
Ncab Group Ab (b)	51,417	265,412
		2,556,309
IT Services - 0.1%
Addnode Group AB B Shares	35,924	345,629
Atea ASA	22,306	356,692
		702,321
Software - 0.0%
Truecaller AB B Shares	81,220	140,876
Vitec Software Group AB B Shares	9,696	272,130
Yubico AB (b)(e)	13,744	102,330
		515,336
Technology Hardware, Storage & Peripherals - 0.0%
Dynavox Group AB (b)	30,023	294,921
TOTAL INFORMATION TECHNOLOGY		4,494,296
Materials - 0.4%
Chemicals - 0.1%
Hexpol AB B Shares	75,498	616,189
Containers & Packaging - 0.0%
Billerud Aktiebolag	64,401	521,281
Metals & Mining - 0.3%
Alleima AB	54,270	474,310
Granges AB	30,159	505,838
SSAB AB A Shares	60,533	503,292
SSAB AB B Shares	183,429	1,516,032
		2,999,472
TOTAL MATERIALS		4,136,942
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Atrium Ljungberg AB B Shares	75,091	284,558
Castellum AB	105,803	1,307,764
Catena AB	13,029	676,352
Cibus Nordic Real Estate AB publ	19,789	342,795
Corem Property Group AB B Shares	187,572	86,969
Dios Fastigheter AB	30,450	220,662
Fabege AB	56,451	521,257
FastPartner AB A Shares	13,011	66,898
Hufvudstaden AB A Shares	31,655	437,111
Intea Fastigheter AB B Shares	32,454	238,281
Logistea AB B Shares	89,564	144,791
NP3 Fastigheter AB	9,841	291,667
Nyfosa AB	48,448	384,810
Pandox AB B Shares	30,903	666,110
Platzer Fastigheter Holding AB B Shares	17,888	149,410
Samhallsbyggnadsbolaget i Norden AB B Shares (b)(e)	317,353	174,575
Sveafastigheter AB (b)(e)	17,059	75,150
Wallenstam AB B Shares	110,727	504,192
Wihlborgs Fastigheter AB	79,381	820,768
TOTAL REAL ESTATE		7,394,120
TOTAL SWEDEN		48,675,033
SWITZERLAND - 4.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sunrise Communications AG Series A	19,346	1,096,119
Media - 0.0%
TX Group AG	891	191,789
TOTAL COMMUNICATION SERVICES		1,287,908
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoneum Holding AG	663	108,405
Specialty Retail - 0.0%
Mobilezone Holding AG	10,955	199,813
TOTAL CONSUMER DISCRETIONARY		308,218
Consumer Staples - 0.1%
Food Products - 0.1%
Aryzta AG (b)	6,805	481,073
Emmi AG	608	615,039
TOTAL CONSUMER STAPLES		1,096,112
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Series A	16,799	412,486
Financials - 0.5%
Banks - 0.1%
Valiant Holding AG	4,513	906,044
Capital Markets - 0.3%
Cie Financiere Tradition SA	566	215,256
EFG International AG	30,759	783,050
Swissquote Group Holding SA	3,071	1,740,784
Vontobel Holding AG	8,091	697,058
		3,436,148
Consumer Finance - 0.1%
Cembra Money Bank AG	8,519	1,088,224
TOTAL FINANCIALS		5,430,416
Health Care - 0.7%
Biotechnology - 0.1%
Basilea Pharmaceutica Ag Allschwil (b)	3,676	256,780
Idorsia Ltd (b)	42,372	200,336
Kuros Biosciences AG (b)	7,844	259,962
		717,078
Health Care Equipment & Supplies - 0.1%
Medacta Group SA (c)(d)	1,988	424,833
Ypsomed Holding AG (e)	1,175	464,346
		889,179
Health Care Providers & Services - 0.2%
Galenica AG (c)(d)	14,251	1,780,799
Life Sciences Tools & Services - 0.3%
Bachem Holding AG Series B (e)	9,710	879,245
Siegfried Holding AG	10,932	1,342,018
SKAN Group AG	3,548	266,656
Tecan Group AG	3,651	642,308
		3,130,227
Pharmaceuticals - 0.0%
Dottikon Es Holding AG (b)	992	477,361
TOTAL HEALTH CARE		6,994,644
Industrials - 1.8%
Building Products - 0.1%
dormakaba Holding AG Series B	8,428	633,422
Forbo Holding AG	276	325,966
Zehnder Group AG	2,512	267,106
		1,226,494
Construction & Engineering - 0.1%
Burkhalter Holding AG	2,111	383,395
Implenia AG	4,477	428,560
		811,955
Electrical Equipment - 0.4%
Accelleron Industries AG	27,016	2,579,110
Huber + Suhner AG	4,130	834,495
R&S Group Holding AG Series A	8,564	178,580
		3,592,185
Machinery - 0.8%
Bucher Industries AG	1,893	876,650
Burckhardt Compression Holding AG	878	606,496
Bystronic AG	438	152,695
Daetwyler Holding AG	2,177	444,383
Georg Fischer AG	22,304	1,484,434
Interroll Holding AG	208	500,459
Kardex Holding AG	1,768	619,789
OC Oerlikon Corp AG Pfaeffikon	52,769	241,643
Sfs Group Ag	5,016	735,805
Stadler Rail AG	15,650	401,043
Sulzer AG	5,398	1,160,531
		7,223,928
Professional Services - 0.1%
Adecco Group AG	48,265	1,412,269
Trading Companies & Distributors - 0.1%
Bossard Holding AG Series A	1,609	316,367
DKSH Holding AG	10,255	752,162
		1,068,529
Transportation Infrastructure - 0.2%
Flughafen Zurich AG	5,685	1,762,015
TOTAL INDUSTRIALS		17,097,375
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.3%
ALSO Holding AG	1,644	422,776
Cicor Technologies Ltd (b)	716	113,923
Comet Holding AG	2,128	824,169
Inficon Holding AG	4,869	768,408
Landis+Gyr Group AG	7,396	519,504
LEM Holding SA (b)	142	51,708
Sensirion Holding AG (b)(c)(d)	2,697	199,907
		2,900,395
Software - 0.1%
Temenos AG	15,430	1,364,259
TOTAL INFORMATION TECHNOLOGY		4,264,654
Materials - 0.2%
Chemicals - 0.1%
Clariant AG	61,873	571,868
Containers & Packaging - 0.1%
SIG Group AG	87,646	1,353,720
Vetropack Holding AG Series A	3,696	108,052
		1,461,772
TOTAL MATERIALS		2,033,640
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Allreal Holding AG	4,237	1,238,681
Hiag Immobilien Holding AG	1,312	211,128
International Workplace Group PLC	215,005	727,268
Intershop Holding AG	1,616	349,936
Mobimo Holding AG	2,110	1,061,755
PSP Swiss Property AG	13,064	2,619,391
TOTAL REAL ESTATE		6,208,159
TOTAL SWITZERLAND		45,133,612
TANZANIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Helios Towers PLC (b)	228,011	539,758
UNITED KINGDOM - 11.5%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
Gamma Communications PLC	26,377	328,085
Interactive Media & Services - 0.2%
Baltic Classifieds Group PLC	129,625	360,953
MONY Group PLC	142,857	364,763
Rightmove PLC	220,247	1,490,942
Trustpilot Group PLC (b)(c)(d)	106,847	269,308
		2,485,966
Media - 0.4%
4imprint Group PLC	8,106	452,547
Future PLC	28,059	207,906
ITV PLC	967,216	1,075,336
WPP PLC	308,749	1,280,760
		3,016,549
TOTAL COMMUNICATION SERVICES		5,830,600
Consumer Discretionary - 2.0%
Automobile Components - 0.0%
Dowlais Group PLC	374,195	476,700
Automobiles - 0.0%
Aston Martin Lagonda Global Holdings PLC (b)(c)(d)(e)	71,084	59,624
Broadline Retail - 0.1%
B&M European Value Retail SA	288,641	696,515
Thg PLC (b)	183,040	93,172
		789,687
Distributors - 0.1%
Inchcape PLC	93,903	1,049,139
Diversified Consumer Services - 0.0%
ME Group International PLC	65,629	124,468
Hotels, Restaurants & Leisure - 0.3%
Domino's Pizza Group PLC	103,482	257,853
Greggs PLC (e)	29,037	638,506
Hollywood Bowl Group PLC	48,129	170,570
J D Wetherspoon PLC	20,838	191,184
Mitchells & Butlers PLC (b)	77,373	278,976
Playtech Plc	75,117	304,248
PPHE Hotel Group Ltd	6,653	162,591
Rank Group PLC	51,661	62,277
SSP Group Plc	228,517	572,538
Trainline PLC (b)(c)(d)	116,609	326,145
Young & Co's Brewery PLC Class A	9,734	110,952
		3,075,840
Household Durables - 0.8%
Bellway PLC	33,993	1,263,329
Berkeley Group Holdings PLC	27,350	1,541,884
Crest Nicholson Holdings plc	66,500	138,586
Persimmon PLC	91,546	1,761,254
Taylor Wimpey PLC	1,011,081	1,478,161
Vistry Group PLC (b)	92,379	840,858
		7,024,072
Leisure Products - 0.2%
Games Workshop Group PLC	9,424	2,198,654
Specialty Retail - 0.3%
AO World PLC (b)	89,256	132,637
Currys PLC	284,764	568,899
Dunelm Group PLC	37,488	473,982
Frasers Group PLC (b)	32,445	308,775
Moonpig Group PLC	85,996	252,408
Pets at Home Group Plc	129,183	361,666
Watches of Switzerland Group PLC (b)(c)	63,892	453,307
WH Smith PLC	36,449	336,656
		2,888,330
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC (b)	103,306	1,553,533
Coats Group PLC	547,794	637,887
Dr Martens PLC	162,891	150,118
		2,341,538
TOTAL CONSUMER DISCRETIONARY		20,028,052
Consumer Staples - 0.3%
Beverages - 0.1%
AG Barr PLC	31,916	278,629
Fevertree Drinks PLC	28,197	336,061
		614,690
Consumer Staples Distribution & Retail - 0.0%
Ocado Group PLC (b)	157,648	470,696
Food Products - 0.2%
Cranswick PLC	14,627	1,052,781
Hilton Food Group PLC	23,298	149,835
Premier Foods PLC	184,231	475,951
Tate & Lyle PLC	108,774	560,535
		2,239,102
TOTAL CONSUMER STAPLES		3,324,488
Energy - 0.3%
Energy Equipment & Services - 0.2%
Hunting PLC	36,815	222,661
Paratus Energy Services Ltd	23,330	113,034
Subsea 7 SA	64,021	1,632,684
		1,968,379
Oil, Gas & Consumable Fuels - 0.1%
Harbour Energy PLC	161,801	514,977
Serica Energy PLC	72,415	213,041
Yellow Cake PLC (b)(c)(d)	68,977	644,648
		1,372,666
TOTAL ENERGY		3,341,045
Financials - 2.6%
Banks - 0.0%
Close Brothers Group PLC (b)	43,291	299,148
Metro Bank Holdings PLC (b)	98,559	179,637
		478,785
Capital Markets - 1.9%
Aberdeen Group PLC	525,984	1,564,693
AJ Bell PLC	98,480	623,647
Allfunds Group Plc	86,143	834,235
Ashmore Group PLC	121,537	393,478
Bridgepoint Group PLC (c)(d)	70,522	262,670
CMC Markets PLC (c)(d)	27,914	123,755
Foresight Group Holdings Ltd	22,943	132,797
ICG PLC	83,150	2,065,076
IG Group Holdings PLC	98,679	1,825,571
Integrafin Holdings Ltd (d)	85,587	411,652
Investec PLC	165,638	1,378,037
IP Group PLC (b)	258,541	209,435
Jupiter Fund Management PLC	129,422	332,229
Man Group Plc/Jersey	330,522	1,188,565
Molten Ventures PLC (b)	46,425	320,805
Ninety One PLC	80,431	278,226
Polar Capital Holdings PLC	26,118	211,215
Quilter PLC (c)(d)	402,311	1,069,626
Rathbones Group PLC	18,603	561,292
St James's Place PLC	150,669	3,133,752
TP ICAP Group PLC	213,366	744,496
XPS Pensions Group PLC (d)	56,240	266,268
		17,931,520
Financial Services - 0.1%
OSB Group PLC	103,069	861,016
Paragon Banking Group PLC	55,060	669,031
		1,530,047
Insurance - 0.6%
Beazley PLC	171,913	2,665,237
Chesnara PLC (e)	65,915	275,545
Hiscox Ltd	94,821	1,922,870
Just Group PLC	264,945	783,081
Lancashire Holdings Ltd	62,299	525,121
		6,171,854
TOTAL FINANCIALS		26,112,206
Health Care - 0.4%
Biotechnology - 0.1%
Genus PLC	19,084	825,190
OXB (b)	23,853	271,232
		1,096,422
Health Care Equipment & Supplies - 0.2%
Advanced Medical Solutions Group PLC	63,750	187,986
Convatec Group PLC (c)(d)	458,157	1,441,914
		1,629,900
Health Care Providers & Services - 0.1%
CVS Group PLC	20,688	369,708
Spire Healthcare Group PLC (c)(d)	73,729	205,810
		575,518
Health Care Technology - 0.0%
Craneware PLC	8,036	184,733
Life Sciences Tools & Services - 0.0%
Oxford Nanopore Technologies PLC (b)	122,409	259,622
TOTAL HEALTH CARE		3,746,195
Industrials - 2.8%
Aerospace & Defense - 0.4%
Avon Technologies PLC	8,509	204,223
Babcock International Group PLC	71,711	1,408,105
Chemring Group PLC	78,400	534,784
Cohort PLC	10,068	158,706
QinetiQ Group PLC	139,028	954,048
Senior PLC	117,999	395,587
		3,655,453
Air Freight & Logistics - 0.0%
Ferrari Group PLC	8,139	97,633
Building Products - 0.1%
Genuit Group PLC	70,950	322,806
Volution Group PLC	56,928	500,101
		822,907
Commercial Services & Supplies - 0.2%
Johnson Service Group PLC	110,801	213,170
Mitie Group PLC	365,111	837,329
Serco Group PLC	287,173	1,178,860
		2,229,359
Construction & Engineering - 0.3%
Balfour Beatty PLC	140,448	1,372,180
Keller Group PLC	20,155	488,702
Kier Group PLC	120,221	367,667
Morgan Sindall Group PLC	13,041	879,741
Renew Holdings PLC	22,747	291,960
		3,400,250
Electrical Equipment - 0.0%
DiscoverIE Group PLC	27,864	241,730
Volex PLC	40,258	243,209
		484,939
Ground Transportation - 0.1%
Firstgroup PLC	162,730	415,060
Zigup PLC	64,940	339,448
		754,508
Machinery - 0.8%
Bodycote PLC	50,025	510,307
IMI PLC	70,393	2,660,421
Morgan Advanced Materials PLC	80,852	253,351
Rotork PLC	237,767	1,150,432
Vesuvius PLC	56,898	357,828
Weir Group PLC/The	74,142	3,272,849
		8,205,188
Marine Transportation - 0.0%
Clarkson PLC	8,252	473,119
Passenger Airlines - 0.1%
easyJet PLC	85,714	560,396
JET2 PLC	27,706	468,965
		1,029,361
Professional Services - 0.1%
GlobalData PLC	80,529	116,803
Hays PLC	461,529	299,600
Pagegroup PLC	85,356	239,901
		656,304
Trading Companies & Distributors - 0.7%
Diploma PLC	38,294	2,787,658
Grafton Group PLC unit	49,215	629,795
Howden Joinery Group PLC	154,555	1,770,132
RS GROUP PLC	135,513	1,242,376
Travis Perkins PLC	60,968	521,827
		6,951,788
TOTAL INDUSTRIALS		28,760,809
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Oxford Instruments PLC	16,392	564,114
Renishaw PLC	10,309	536,040
		1,100,154
IT Services - 0.2%
Computacenter PLC	18,200	828,805
Kainos Group PLC	24,155	297,472
NCC Group PLC	76,077	146,156
Softcat PLC	37,089	725,735
		1,998,168
Software - 0.1%
Alfa Financial Software Holdings PLC (c)(d)	37,441	110,150
Bytes Technology Group PLC	64,430	296,404
Cerillion PLC	6,136	142,735
GB Group PLC	70,083	230,155
		779,444
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Ltd (b)(e)	19,205	70,481
TOTAL INFORMATION TECHNOLOGY		3,948,247
Materials - 0.5%
Chemicals - 0.3%
Croda International PLC	37,963	1,418,673
Elementis PLC	165,932	366,918
Johnson Matthey PLC	47,957	1,548,678
Victrex PLC	24,386	218,898
		3,553,167
Construction Materials - 0.1%
Breedon Group PLC	79,787	367,270
Ibstock PLC (c)(d)	114,281	198,598
Marshalls PLC	64,084	137,146
SigmaRoc PLC (b)	284,075	555,861
		1,258,875
Metals & Mining - 0.1%
Hill & Smith PLC	22,847	697,158
TOTAL MATERIALS		5,509,200
Real Estate - 1.3%
Diversified REITs - 0.2%
British Land Co PLC/The	286,241	1,624,680
Shaftesbury Capital PLC	420,363	825,417
		2,450,097
Health Care REITs - 0.1%
Primary Health Properties PLC	736,359	1,043,871
Target Healthcare REIT PLC	175,625	249,448
		1,293,319
Industrial REITs - 0.4%
LondonMetric Property PLC	636,138	1,740,049
Tritax Big Box REIT PLC	639,649	1,446,811
		3,186,860
Office REITs - 0.2%
Derwent London PLC	30,654	806,191
Great Portland Estates PLC	99,597	509,700
Workspace Group PLC	40,885	234,689
		1,550,580
Real Estate Management & Development - 0.1%
Grainger PLC	200,722	532,836
Savills PLC	39,260	579,117
		1,111,953
Residential REITs - 0.1%
Home Reit PLC (b)(g)	235,236	61,239
UNITE Group PLC/The	127,588	988,151
		1,049,390
Retail REITs - 0.1%
Hammerson PLC	152,553	740,213
Supermarket Income Reit PLC	353,599	403,045
		1,143,258
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	53,728	757,243
Safestore Holdings PLC	62,303	705,036
		1,462,279
TOTAL REAL ESTATE		13,247,736
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.2%
Drax Group PLC	98,464	1,213,946
Multi-Utilities - 0.0%
Telecom Plus PLC	20,818	379,438
Water Utilities - 0.1%
Pennon Group PLC	135,249	1,011,396
TOTAL UTILITIES		2,604,780
TOTAL UNITED KINGDOM		116,453,358
UNITED STATES - 0.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Carnival PLC (b)	39,294	1,167,153
Household Durables - 0.0%
JS Global Lifestyle Co Ltd (b)(c)(d)	294,000	67,364
TOTAL CONSUMER DISCRETIONARY		1,234,517
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diversified Energy Co (United Kingdom) (e)	16,354	213,486
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Inmode Ltd (b)	16,045	252,067
Life Sciences Tools & Services - 0.0%
PolyPeptide Group AG (b)(c)(d)	4,199	148,286
TOTAL HEALTH CARE		400,353
Industrials - 0.1%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	217,226	568,758
Electrical Equipment - 0.1%
Signify NV (c)(d)	36,824	781,759
Professional Services - 0.0%
Fiverr International Ltd (b)(e)	9,002	150,784
TOTAL INDUSTRIALS		1,501,301
Information Technology - 0.1%
Software - 0.1%
Bitdeer Technologies Group Class A (b)(e)	28,431	370,740
Riskified Ltd Class A (b)	23,919	101,895
Sinch AB (b)(c)(d)	194,129	582,769
Vobile Group Ltd (b)(d)(e)	541,000	335,177
TOTAL INFORMATION TECHNOLOGY		1,390,581
Materials - 0.3%
Construction Materials - 0.1%
RHI Magnesita NV	6,044	229,088
Metals & Mining - 0.2%
Acerinox SA	53,660	795,710
Sims Ltd	46,662	658,959
		1,454,669
TOTAL MATERIALS		1,683,757
TOTAL UNITED STATES		6,423,995
TOTAL COMMON STOCKS (Cost $859,128,819)		1,011,477,630

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.2%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Draegerwerk AG & Co KGaA	2,403	253,222
Industrials - 0.1%
Ground Transportation - 0.0%
Sixt SE	4,852	307,120
Machinery - 0.1%
Jungheinrich AG	13,825	596,504
TOTAL INDUSTRIALS		903,624
Materials - 0.1%
Chemicals - 0.1%
FUCHS SE	18,699	810,348
Construction Materials - 0.0%
STO SE & Co KGaA	718	100,938
TOTAL MATERIALS		911,286
TOTAL GERMANY		2,068,132
ITALY - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Danieli & C Officine Meccaniche SpA	10,398	535,903
JAPAN - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Ito En Ltd	6,400	75,058
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,305,103)		2,679,093

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $418,515)	3.82	419,000	418,581

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	113,313	113,336
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	46,251,054	46,255,679
TOTAL MONEY MARKET FUNDS (Cost $46,369,015)			46,369,015

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $908,221,452)	1,060,944,319
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(40,893,058)
NET ASSETS - 100.0%	1,020,051,261

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	38	3/2026	5,769,920	283,803

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,836,616 or 3.0% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $35,136,388 or 3.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $273,726.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,102,979.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,690,542	13,577,743	19,155,569	38,667	620	-	113,336	113,313	0.0%
Fidelity Securities Lending Cash Central Fund	25,969,238	37,414,430	17,127,833	137,432	(156)	-	46,255,679	46,251,054	0.1%
Total	31,659,780	50,992,173	36,283,402	176,099	464	-	46,369,015

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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